   As filed with the Securities and Exchange Commission on February 23, 1998

===============================================================================
                                                            File No. 002-70831
                                                                      811-3141
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                     _____________________________________

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]



                       Pre-Effective Amendment No.  ____                   [ ]
                        Post-Effective Amendment No. 31                    [x]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]



                                AMENDMENT NO. 27                           [x]


                          RESERVE INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                  810 Seventh Avenue, New York, New York 10019
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 977-9882

                            _______________________
                             Michelle Neufeld, Esq.
                          Reserve Institutional Trust
                  810 Seventh Avenue, New York, New York 10019
               (Name and address of agent for service of process)

                            _______________________
It is proposed that this filing will become effective (check appropriate box)


               immediately upon filing pursuant to paragraph (b) of Rule 485
          ____
           X   on February 24, 1998 pursuant to paragraph (b) of Rule 485
          ----
          ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          ____ on (date) pursuant to paragraph (a)(1) of Rule 485
          ____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
          ____ on  (date)  pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      The Commission is requested to send copies of all communications to:

                             William Goodwin, Esq.
                            Dechert, Price & Rhoads
                             30 Rockefeller Plaza
                           New York, New York 10112

                      Title of Securities Being Registered


             Primary Institutional Fund Class A
             Primary Institutional Fund Class B
             Primary Institutional Fund Treasurer's Trust
             Primary Institutional Fund Class C
             Primary Institutional Fund Class D
             Primary Institutional Fund Nomura International Trust Co.
             U.S. Government Institutional Fund Class A
             U.S. Government Institutional Fund Class B
             U.S. Government Institutional Fund Treasurer's Trust
             U.S. Government Institutional Fund Class C
             U.S. Government Institutional Fund Class D
             U.S. Government Institutional Fund Nomura International Trust Co. U.S. Treasury Institutional Fund Class A
             U.S. Treasury Institutional Fund Class B
             U.S. Treasury Institutional Fund Treasurer's Trust
             U.S. Treasury Institutional Fund Class C
             U.S. Treasury Institutional Fund Class D
             Interstate Tax-Exempt Institutional Fund Class A
             Interstate Tax-Exempt Institutional Fund Class B
             Interstate Tax-Exempt Institutional Fund Treasurer's Trust Interstate Tax-Exempt Institutional Fund Class C
             Interstate Tax-Exempt Institutional Fund Class D




        The Registrant hereby amends the Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.



===============================================================================

                          RESERVE INSTITUTIONAL TRUST
             (All Classes except Nomura International Trust Co.)
                 CROSS REFERENCE SHEET PURSUANT TO RULE 495

                                                           PROSPECTUS AND STATEMENT
 FORM                                                      OF ADDITIONAL INFORMATION
 N-1A ITEM            FORM CAPTION                                   CAPTION
----------   ------------------------------------       ----------------------------------
 1           Cover Page                                 Cover Page
 2           Synopsis                                   Shareholder Expenses

 3           Condensed Financial Information            Financial
                                                        Highlights

 4           General Description of Registrant          Investment Objectives and
                                                        Policies; Shares of Beneficial
                                                        Interest; General Information
 5           Management of the Fund                     Management

 6           Capital Stock and Other Securities         Daily Dividends; Taxes
 7           Purchase of Securities Being Offered       How to Buy Shares

 8           Redemption or Repurchase                   Redemptions

 9           Legal Proceedings                          Not Applicable
 10          Cover Page                                 Cover Page**

 11          Table of Contents                          Table of Contents**
 12          General Information and History            Not Applicable

 13          Investment Objectives and Policies         Investment Objectives, Policies
                                                        and Risk**

 14          Management of the Registrant               Trustees and Officers of the
                                                        Trust**
 15          Control Persons and Principal Holders      Trustees and Officers of the
             of Securities                              Trust**

 16          Investment Advisory and Other              Investment Management,
                                                        Distribution and Custodian
                                                        Agreements**; Reserve Cash
                                                        Performance Account and Account
                                                        Plus**
 17          Brokerage Allocation                       Portfolio Turnover, Transaction
                                                        Charges and Allocation**

 18          Capital Stock and Other Securities         Shares of Beneficial Interest**

 19          Purchase, Redemption, and Pricing of       Purchase, Redemption and Pricing
             Securities Being Offered                   of Shares**
 20          Tax Status                                 Distributions and Taxes**

 21          Underwriters                               Not Applicable

 22          Calculation of Yield Quotations of         Fund Yield**; Yield*
             Money Market Funds

 23          Financial Statements                       Financial Statements


-----------------
*  Prospectus
** Statement of Additional Information

                          RESERVE INSTITUTIONAL TRUST
                 (Nomura International Trust Co. Shares only)
                 CROSS REFERENCE SHEET PURSUANT TO RULE 495

                                                           PROSPECTUS AND STATEMENT
 FORM                                                      OF ADDITIONAL INFORMATION
 N-1A ITEM            FORM CAPTION                                   CAPTION
----------   ------------------------------------       ----------------------------------
 1           Cover Page                                 Cover Page
 2           Synopsis                                   Shareholder Expenses

 3           Condensed Financial Information            Not Applicable

 4           General Description of Registrant          Investment Objectives and
                                                        Policies; Shares of Beneficial
                                                        Interest; General Information
 5           Management of the Fund                     Management

 6           Capital Stock and Other Securities         Daily Dividends; Taxes
 7           Purchase of Securities Being Offered       How to Buy Shares

 8           Redemption or Repurchase                   Redemptions

 9           Legal Proceedings                          Not Applicable
 10          Cover Page                                 Cover Page**

 11          Table of Contents                          Table of Contents**
 12          General Information and History            Not Applicable

 13          Investment Objectives and Policies         Investment Objectives, Policies
                                                        and Risk**

 14          Management of the Registrant               Trustees and Officers of the
                                                        Trust**
 15          Control Persons and Principal Holders      Trustees and Officers of the
             of Securities                              Trust**

 16          Investment Advisory and Other              Investment Management,
                                                        Distribution and Custodian
                                                        Agreements**; Reserve Cash
                                                        Performance Account and Account
                                                        Plus**
 17          Brokerage Allocation                       Portfolio Turnover, Transaction
                                                        Charges and Allocation**

 18          Capital Stock and Other Securities         Shares of Beneficial Interest**

 19          Purchase, Redemption, and Pricing of       Purchase, Redemption and Pricing
             Securities Being Offered                   of Shares**
 20          Tax Status                                 Distributions and Taxes**

 21          Underwriters                               Not Applicable

 22          Calculation of Yield Quotations of         Fund Yield**; Yield*
             Money Market Funds

 23          Financial Statements                       Statements


-----------------
*  Prospectus
** Statement of Additional Information

THE
RESERVE  [Logo]
FUNDS                             GENERAL INFORMATION, PURCHASES AND REDEMPTIONS
                                           24 HOUR YIELD AND BALANCE INFORMATION
                                                       NATIONWIDE 1-800-637-1700

                                   PROSPECTUS

                                _______ , 1998


     The Reserve Institutional Trust is a money market fund with four investment portfolios: PRIMARY INSTITUTIONAL FUND, U.S. GOVERNMENT INSTITUTIONAL FUND, U.S. TREASURY INSTITUTIONAL FUND and INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND ("Funds"). The Reserve Institutional Trust is designed for institutional investors as a convenient investment vehicle for short-term funds.



     The objective of each Fund, except the Interstate Tax-Exempt Institutional Fund, is to seek as high a level of current income as is consistent with preservation of capital and liquidity, although achievement of this objective cannot be assured.

     The objective of the Interstate Tax-Exempt Institutional Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity; however, achievement of this objective cannot be assured.

- PRIMARY INSTITUTIONAL FUND invests in (i) obligations backed by the full faith and credit of the United States Government and its agencies or instrumentalities; (ii) deposit type obligations, acceptances and letters of credit of FDIC insured institutions and foreign banks with assets in excess of $25 billion; (iii) short term corporate obligations rated A-1 or the equivalent thereof; (iv) other similar high quality short term instruments; and (v) instruments fully collateralized by the foregoing instruments.

- U.S. GOVERNMENT INSTITUTIONAL FUND invests in obligations backed by the full faith and credit of the United States Government or obligations collateralized thereby.

- U.S. TREASURY INSTITUTIONAL FUND invests exclusively in full-faith and credit obligations of the United States Government that provide interest income exempt from state and local income taxes.


- INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND invests principally in obligations issued by the states, territories, possessions of the United States and their political subdivisions, duly constituted authorities and corporations.


      Each Fund offers five classes of shares to investors, with each class subject to differing service fees and distribution fees. In all other respects, all classes of shares represent the same interest in the income and assets of each respective Fund.


     SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     This Prospectus sets forth the information about each Fund which a prospective investor should know before investing. A Statement of Additional Information dated _________, 1998, as from time to time amended, providing further details about the Funds, has been filed with the Securities and Exchange Commission. It may be obtained without charge by writing or calling the Funds at (800) 637-1700. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.


     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION
   OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
     THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
     OFFENSE.


                          ---------------------------

                        Prospectus dated _________, 1998

 Investors are advised to read and retain this Prospectus for future reference.

                              SHAREHOLDER EXPENSES

     The following tables illustrate all expenses and fees that a shareholder of each of the Funds will incur directly or indirectly.

                 SHAREHOLDER TRANSACTION EXPENSES FOR ALL FUNDS

Maximum Sales Load Imposed on Purchases..............................................  None
Maximum Sales Load Imposed on Reinvested Dividends...................................  None
Redemption Fees*.....................................................................  None
Exchange Fees........................................................................  None

---------------
* A $2.00 fee is charged on redemption checks issued by the Funds of less than $100 and a $10 fee is charged for wire redemptions of less than $10,000, for Class D shareholders. A $100 fee is charged for redemption checks and wire redemptions of less than $100,000 for shareholders of all other classes.

                  ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                            TREASURER'S
                                                     CLASS A     CLASS B       TRUST       CLASS C     CLASS D
                                                     -------     -------    -----------    -------     -------
Management Fee**...................................   .25%        .25%         .25%         .25%        .25%
12b-1 Fees.........................................  [None]      [None]       [None]        .25%        .50%
Other Operating Expenses
  Shareholder Services Fees........................  [None]       .20%         .35%         .25%        .25%
  Other Expenses++.................................     0%          0%           0%           0%          0%
Total Operating Expenses...........................   .25%        .45%         .60%         .75%        1.00%


---------------
** Each Fund is charged a comprehensive management fee of 0.25% per annum of its average daily net assets for both advisory and ordinary operating expenses (other than the Service Fee and Distribution Fee) during the year. However, a Fund may be charged for certain non-recurring extraordinary expenses. See "Investment Management Agreement" on page 7.

++ "Other Expenses" are based on an estimated amount for the current fiscal year. The purpose of this table is to assist the investor in understanding the costs and expenses that a shareholder in a Fund will bear directly or indirectly.

     The following examples illustrate the expenses that a shareholder would pay on a $1,000 investment over various time periods assuming: (1) a 5% annual rate of return and (2) redemption at the end of each time period for each Fund.

                                   ALL FUNDS

                                                                                              10
                                                         1 YEAR     3 YEARS     5 YEARS      YEARS
                                                         ------     -------     -------     -------
Class A................................................  $ 2.56     $  8.05     $ 14.07     $ 31.82
Class B................................................  $ 4.60     $ 14.44     $ 25.20     $ 56.69
Treasurer's Trust......................................  $ 6.13     $ 19.22     $ 33.48     $ 75.00
Class C................................................  $ 7.66     $ 23.97     $ 41.69     $ 93.03
Class D................................................  $10.20     $ 31.84     $ 55.25     $122.46

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


The following information applies to a share of the Reserve Institutional Trust--Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Institutional Funds outstanding throughout each period. As of November 30, 1997, Primary Institutional Fund had only Class A, Class B and Class C shares outstanding and U.S. Government Institutional Fund had only Class B shares outstanding. As of that date, no other protfolios or classes of shares were outstanding. The information below should be read in conjunction with the Financial Statements and related notes appearing in the Statement of Additional Information. Such information, for Primary Institutional Fund Class B, has been audited by Coopers & Lybrand L.P. for the period January 21, 1997 through May 31, 1997 as indicated in their report appearing in the Statement of Additional Information. Such information for Primary Institutional Fund Class B (except the period January 21, 1997 through May 31, 1997) and for all other portfolios and classes for all periods shown is unaudited.


                          PRIMARY INSTITUTIONAL FUND
                             (CLASS A SHARES ONLY)
                                 (Unaudited)

                                                                     October 23, 1997(1)
                                                                          through
                                                                     November 30, 1997

NET ASSET VALUE, BEGINNING OF PERIODS                                      $1.00
Income from investment operations:
  Net investment income                                                    $0.0057
  Net realized and unrealized gains on securities                             -
  TOTAL FROM INVESTMENT OPERATIONS                                         $0.0057

LESS DISTRIBUTIONS:
Dividends from net investment income                                       $(0.0057)
Distributions from capital gains                                              -

TOTAL DISTRIBUTIONS                                                        $(0.0057)


NET ASSET VALUE, END OF PERIOD                                             $1.00

Total return(2)                                                            5.37%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, in thousands, end of period                                    $17,558
Ratio of expenses to average net assets(2)                                 0.25%
Ratio of net investment income to average net assets(2)                    5.36%



------------------------------
(1) The Primary Institutional Fund Class A shares commenced operations on October 23, 1997.
(2)     Annualized for the period October 23, 1997 through November 30, 1997.


                          PRIMARY INSTITUTIONAL FUND
                             (CLASS B SHARES ONLY)


                                           (Unaudited)           (Audited)
                                          June 1, 1997        January 21, 1997
                                             through               through
                                       November 30, 1997       May 31, 1997(1)
                                     ---------------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD          $1.00                 $ 1.00

Income from investment operations:
     Net investment income(2)                 $0.0260               $ 0.0179
     Net realized and unrealized gains
       on securities                            --                     --
     TOTAL FROM INVESTMENT OPERATIONS         $0.0260               $ 0.0179

LESS DISTRIBUTIONS
Dividends from net investment income(2)       $(0.0260)             $(0.0179)
Distributions from capital gains                 --                     --

TOTAL DISTRIBUTIONS                           $(0.0260)             $(0.0179)

NET ASSET VALUE, END OF PERIOD                  1.00                $ 1.00

Total return(3)                                 5.19%                 4.95%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, in thousands, end of period       $28,102               $2,008
Ratio of expenses to average net
 assets(3)                                      0.45%                0.48%(4)
Ratio of net investment income to average net
 assets(2)                                      5.12%                5.18%

_______________

(1) The Primary Institutional Fund commenced operations on January 21, 1997. The figures for the period January 21, 1997 through May 31, 1997 have been audited.

(2)  Based on compounding of daily dividends. Not indicative of future results.

(3)  Annualized.

(4) During period, the Manager waived a portion of its comprehensive fee. If there was no reduction the actual fee would have been .02% higher.

                           PRIMARY INSTITUTIONAL FUND
                             (CLASS C SHARES ONLY)
                                   (Unaudited)

                                                                October 15, 1997(1)
                                                                      through
                                                                 November 30, 1997

NET ASSET VALUE, BEGINNING OF PERIOD                                   $1.00
Income from investment operations:
  Net investment income                                                $0.0065
  Net realized and unrealized gains on securities                         --
  TOTAL FROM INVESTMENT OPERATIONS                                     $0.0065

LESS DISTRIBUTIONS:
Dividends from net investment income                                   $(0.0065)
Distributions from capital gains                                           --

TOTAL DISTRIBUTIONS                                                    $(0.0065)

NET ASSET VALUE, END OF PERIOD                                         $1.00

Total return(2)                                                        5.01%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, in thousands end of period                                 $160,803
Ratio of expenses to average net assets(2)                             0.60%
Ratio of net investment income to average net assets(2)                9.98%

------------------------------

(1) The Primary Institutional Fund Class C shares commenced operations on October 15, 1997.

(2)  Annualized for the period October 15, 1997 through November 30, 1997.


                          U.S. GOVERNMENT INSTITUTIONAL FUND
                                (CLASS B SHARES ONLY)
                                   (Unaudited)


                                                              September 15, 1997
                                                                   through
                                                              November 30, 1997(1)
                                                              ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $1.00

Income from investment operations:
     Net investment income                                         $0.0106
     Net realized and unrealized gains
        on securities                                                ---
     TOTAL FROM INVESTMENT OPERATIONS                              $0.0106

LESS DISTRIBUTIONS:
Dividends from new investment income                               $(0.0106)
Distributions from capital gains                                     ---

TOTAL DISTRIBUTIONS                                                $(0.0106)

NET ASSET VALUE, END OF PERIOD                                     $1.00

Total return(2)                                                    5.01%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, in thousands, end of period                            $2,109
Ratio of expenses to average
 net assets(2,3)                                                    0.45%
Ratio of net investment income to average net
 assets(2)                                                         4.98%

_______________

(1) The U.S. Government Institutional Fund commenced operations on September 13, 1997.
(2)  Annualized for the period September 15, 1997 through November 30, 1997.
(3) Manager waived .15% of its expenses. If there was no waiver, the actual expenses would have been .75%.

                                     YIELD

      Current yield refers to the income generated by an investment in a Fund over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned is assumed to be reinvested. The effective yield will be higher than the current yield because of this compounding effect.

      For the seven calendar days ended November 30, 1997, the current and effective yields of each Class and Fund were as follows:

                                 Current          Effective
                                 -------          ---------
Primary Fund Class    A           5.40%             5.55%
                      B           5.20%             5.34%
                      C           5.05%             5.18%
Government Fund Class B           4.93%             5.05%

     The Interstate Tax-Exempt Institutional Fund may also quote its tax equivalent yield, which shows the taxable yield an investor would have to earn before taxes to equal the Fund's tax-free yield. The tax equivalent yield is calculated by dividing the Fund's current or effective yield by the result of one minus a stated federal tax rate.

     In reports or other communications to shareholders of the Trust or in advertising materials, the Trust may compare its performance with that of other money market funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or other relevant indices and industry publications.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of each Fund, except the Interstate Tax-Exempt Institutional Fund, is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the Interstate Tax-Exempt Institutional Fund is to seek as high a level of short term interest income exempt from Federal income taxes as is consistent with preservation of capital and liquidity. There is no assurance that a Fund will achieve its investment objective. The investment objective may not be changed, with respect to a Fund, without the vote of a majority of the outstanding shares of that fund as defined in the Investment Company Act of 1940("Act").

     The Primary Institutional Fund seeks to attain its objective by investing in U.S. government securities; deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks; savings and loan associations and savings banks; high quality domestic and foreign commercial paper as determined by any nationally recognized statistical rating organization or, in the case of any instrument that is not rated, of comparable quality as determined by the Board of Trustees; other short term instruments of similar quality; and instruments fully collateralized by such obligations.

     The U.S. Government Institutional Fund seeks to attain its objective by investing only in securities backed by the full faith and credit of the United States government or obligations collateralized thereby.

     The U.S. Treasury Institutional Fund seeks to attain its objective by investing only in securities of the United States government that provide interest income exempt from state and local income taxes.

     The Interstate Tax-Exempt Institutional Fund seeks to attain its objective by investing principally in obligations issued by states, territories, and possessions of the United States and their subdivisions, duly constituted authorities and corporations, or participation in such obligations; the interest on which is exempt from U.S. federal income taxes.

     United States government securities include a variety of securities which are issued or guaranteed by the U.S. Treasury, various agencies of the federal government and various instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing types of securities such as U.S. Treasury STRIPS. United States government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). Obligations such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Bank ("FHLB") are also considered U.S. government securities. Some obligations of agencies and instrumentalities of the U.S. government, such as the GNMA, are supported by the full faith and credit of the United States. Other securities, such as obligations issued by the FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by the FHLB and FHLMC are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the United
States the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

     U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or
(iii) book entries at a Federal Reserve member bank representing ownership of obligation components.

     Under federal law, the income derived from obligations issued by the U.S. Treasury and certain of its agencies and instrumentalities is exempt from state personal income taxes. A substantial majority of the states that tax personal income permit mutual funds to passthrough this tax exemption to shareholders. It is anticipated that a substantial portion of the dividends paid to shareholders of the U.S. Treasury Institutional Fund residing in these states will qualify for this exemption from state taxation. However, a state or local taxing authority may seek, in the future, to tax a shareholder on all or a portion of the interest income of a security held by the U.S. Treasury Institutional Fund.

     The Interstate Tax-Exempt Institutional Fund invests in securities generally known as "municipal bonds" or "municipal notes" and the interest on them is exempt from federal income tax in the opinion of either bond counsel for the issuers, or in some instances, the issuer itself ("Municipal Obligations"). They are issued to raise money for various public purposes such as constructing public or private facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are backed by the credit of a private issuer. The Fund may invest any portion of its assets in industrial revenue bonds and notes. Municipal Obligations bear fixed, variable or floating rates of interest. At least 80% of the value of the Fund's assets will be invested in Municipal Obligations, the Fund may take a defensive position and invest temporarily without limit in taxable U.S. government securities and repurchase agreements pertaining to U.S. government securities. See "Other Policies" below for a description of the characteristics and risks of repurchase agreements.

     The Interstate Tax-Exempt Institutional Fund may purchase floating and variable rate demand notes, which are Municipal Obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, in each case, usually upon not more than seven days' notice. The interest rates on these floating and variable rate demand notes fluctuate from time to time. Frequently, such Municipal Obligations are secured by letters of credit or other credit-support arrangements provided by banks. The Interstate Tax-Exempt Institutional Fund may invest any portion of its assets in floating and variable rate demand notes secured by bank letters of credit or other credit-support arrangements. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of these Municipal Obligations. The Interstate Tax-Exempt Institutional Fund will not invest more than 10% of the value of its assets in floating or variable rate demand notes for which there is no secondary market if the demand feature on such Municipal Obligations is exercisable on more than seven days' notice.

     In view of the investment of the Interstate Tax-Exempt Institutional Fund in industrial revenue, development bonds and notes secured by letters of credit or guarantees of banks, an investment in Interstate Tax-Exempt Institutional Fund shares should be made with an understanding of the characteristics of the banking industry and the risks such an investment may entail. Banks are subject to extensive government regulations, which may limit both the amounts and the types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money-market conditions. In addition, general economic conditions play an important part in the operations of this industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

     The Interstate Tax-Exempt Institutional Fund will purchase tax-exempt securities which are rated MIG-1 or MIG-2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent thereof and non-rated securities which are determined to be of comparable quality by the Fund's investment adviser pursuant to guidelines established by the Board of Trustees.


     The Primary Institutional Fund may invest in obligations of U.S. banking institutions that are insured by the FDIC; commercial paper which is rated, at the time of investment, P-1 by Moody's Investors Service, Inc. ("Moody's"), A-1 by Standard & Poor's Corporation ("S&P") or the equivalent thereof if rated by another rating agency; and obligations of foreign banks which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Fund's investment adviser, are of comparable quality to obligations of United States banks which may be purchased by the Primary Institutional Fund. Instruments which are not rated may also be purchased by the Primary Institutional Fund provided such instruments are determined to be of comparable quality by the Board of Trustees of the Fund to those rated instruments in which the Primary Institutional Fund may invest.


     The Primary Institutional Fund may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches of foreign banks (Yankee dollars) and foreign branches of foreign banks. Euro and Yankee dollar investments involve certain risks that are different from investments in obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign branches of foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. The Primary Institutional Fund will limit its investment in foreign branches of foreign banks to those banks located in Australia, Canada, Western Europe and Japan. The Primary

Institutional Fund may also invest in municipal obligations secured by bank letters of credit, the interest on which is not exempt from federal income taxation.

     OTHER POLICIES.

     PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY INSTITUTIONAL FUNDS. The Primary, U.S. Government and U.S. Treasury Institutional Funds may invest up to 100% of their assets in repurchase agreement transactions. A repurchase agreement is a transaction by which a Fund purchases a security (U.S. Government or other) and simultaneously commits to resell that security to the seller at the same price, plus interest at a specified rate. Repurchase agreements usually have a short duration, often less than one week. The Funds will limit repurchase agreements to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Funds' Board of Trustees. The investment adviser will follow procedures to assure that all repurchase agreements are always fully collateralized as to principal and interest. The instruments held as collateral are valued daily, and if the value of the instruments declines, the Funds will require additional collateral. If the other party to the repurchase agreement defaults on its obligation to repurchase the underlying securities, a portfolio may incur a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of insolvency or bankruptcy of the other party to a repurchase agreement, a Fund may encounter difficulties and might incur costs or possible losses of principal and income upon the exercise of its rights under the repurchase agreement. The U.S. Treasury Institutional Fund will limit its investment in repurchase agreements with respect to securities backed only by the full faith and credit of the U.S. government to not more than 5% of its total assets. Such investment will be for temporary purposes pending the investment of uninvested cash in U.S. Treasury obligations. Securities subject to repurchase agreements will be placed in a segregated account and the market value will be monitored to ensure that the market value of the securities plus any accrued interest thereon will at least equal the repurchase price.


     The Primary and U.S. Government Institutional Funds may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. Government or its agencies or instrumentalities (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. In determining whether to lend securities to a particular broker-dealer or financial institution, the Fund will consider all relevant facts and circumstances, including the creditworthiness of the broker-dealer or financial institution. A Fund may pay reasonable finders, administrative and custodial fees in connection with a loan. During the time portfolio securities are on loan the borrower will pay the Fund an amount equivalent to any interest paid on such securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest from the borrower who has delivered equivalent collateral or secured a letter of credit. The value of the securities loaned cannot exceed 25% of the Fund's total assets. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of insolvency of the borrower of the securities. The Statement of Additional Information further explains the Funds' securities-lending policies.


     The Primary, U.S. Government and U.S. Treasury Institutional Funds may invest, without limitation, in U.S. government securities and in instruments secured or collateralized by U.S. government securities. A Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice. A Fund will not concentrate (i.e., invest 25% or more of its total assets) in the securities of issuers in a single industry, except that the Primary Institutional Fund may invest 25% or more of its total assets in the banking industry. In addition, a Fund will not invest more than 5% of its total assets in the securities of any single issuer (except U.S. government securities or repurchase agreements collateralized by U.S. government securities). Each Fund has the authority to borrow money (including reverse purchase agreements), for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price.


     In order to provide liquidity, each Fund utilizes the following practices: limiting its average maturity to 90 days or less; buying securities which mature in 397 days or less; and buying only high quality securities.


     INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND. Certain banks and other municipal securities dealers have indicated a willingness to sell Municipal Obligations to the Fund accompanied by a commitment to repurchase the securities, at the Fund's option or at a specified date, at an agreed upon price or yield within a specified period prior to the maturity date of such securities at the amortized cost thereof. If a bank or other municipal securities dealer were to default under such stand-by commitment and fail to pay the exercise price, the Fund could suffer a potential loss to the extent that the amount paid by the Fund, if any, for the Municipal Obligation with the stand-by commitment exceeded the current value of the underlying Municipal Obligations. If a bank or other municipal securities dealer defaults under its stand-by commitment, the liquidity of the security subject to such commitment may be adversely affected.

     Municipal Obligations are sometimes offered on a when-issued or delayed delivery basis. There is no limit on the Fund's ability to purchase Municipal

Obligations on a when-issued basis. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made but delivery and payment for the when-issued securities takes place at a later date normally, within one month and no interest accrues in the interim. To the extent that assets of the Fund purchasing such securities are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is the Fund's intent to be as fully invested as is practicable. While when-issued securities may be sold prior to settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a Municipal Obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. The investment adviser does not believe that the Fund's net asset value or income will be adversely affected by the purchase of Municipal Obligations on a when-issued basis.

     The Fund may purchase from financial institutions participation interests in Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. Frequently, such instruments are secured by letters of credit or other credit support-arrangements provided by banks.

     The Internal Revenue Code of 1986, as amended, subjects interest received on certain otherwise tax-exempt securities ("private activity bonds") to a federal alternative minimum tax. It is the position of the Securities and Exchange Commission that in order for a fund to call itself "tax-free," not more than 20% of its net assets may be invested in municipal securities subject to the federal alternative minimum tax or at least 80% of its income must be free of both regular income tax and alternative minimum tax. Income received on such securities is classified as a "tax preference item" which could subject certain investors in such securities, including shareholders of the Fund, to an increased alternative minimum tax. However, as of the date of this Prospectus, the Fund does not purchase such securities, but reserves the right to do so depending on market conditions in the future.

     Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money-market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

     From time to time the Fund may invest in taxable short-term investments ("Taxable Investments") consisting of obligations backed by the full faith and credit of the United States government, its agencies or instrumentalities ("U.S. Governments"); deposit-type obligations, acceptances, and letters of credit of Federal Deposit Insurance Corporation member banks; and instruments fully collateralized by such obligations. Unless the Fund has adopted a temporary defensive position, no more than 20% of the net assets of the Fund will be invested in Taxable Investments at any time. The Fund may enter into repurchase agreements with regard to the taxable obligations listed above. Although the Fund is permitted to make taxable temporary investments, there is no current intention of generating income subject to federal income tax.

     The Fund's investment adviser uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's and S&P. This analysis considers, among other things, the financial condition of the issuer by taking into account present and future liquidity, cash flow and capacity to meet debt service requirements. Since the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Fund seeks to minimize the effect of such fluctuations by investing in instruments with remaining maturities of 397 days or less and limiting its average maturity to 90 days or less.


     The principal risk factors associated with investment in the Fund are the risk of fluctuations in short-term interest rates, the risk of default among one or more issuers of securities which comprise the Fund's assets and the risk of non-diversification. As a non-diversified investment company, the Fund is permitted to have all its assets invested in a limited number of issuers. Accordingly, since a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund's investment securities may be more susceptible to any single economic, political or regulatory occurrence than the investment securities of a diversified investment company. However, the Fund intends to qualify as a "regulated investment company" for purposes of the Internal Revenue Code. This limits the aggregate value of all investments (except United States Government securities, securities of other regulated investment companies, cash and cash items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer.

                                   MANAGEMENT

INVESTMENT MANAGEMENT AGREEMENT. The Board of Trustees manages each Fund's business and affairs. Reserve Management Company, Inc. ("Adviser"), 14 Locust Place, Manhasset, NY 11030, a New Jersey corporation, provides the Funds with investment advice pursuant to an Investment Management Agreement. Since November 15, 1971, the Adviser and its affiliates have been advising The Reserve Funds, which currently have assets in excess of $4 billion. Under the Investment Management Agreement, the Adviser manages each Fund's investments, including effecting purchases and sales thereof, in furtherance of its investment objective and policies, subject to overall control and direction by the Trustees.

     Each Fund pays the Adviser a comprehensive management fee calculated on an annual basis at .25% of its average daily net assets. Under the terms of the Investment Management Agreement with the Funds, the Adviser pays all employee and ordinary operating costs of the Funds. Excluded from the definition of ordinary operating costs are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses and fees under the Distribution Plan and the Service Plan (discussed below).

     The Investment Management Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Investment Management Agreement relates, except a loss resulting from the willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Adviser may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

YEAR 2000. Like other investment companies, financial and business organizations and individuals around the world, the Trust could be adversely affected if the computer systems used by the Adviser, the Distributor or other service providers to the Trust do not properly process and calculate date-related information and data from and after January 1, 2002. This is commonly known as the "Year 2000 Problem." The computer system used for the Trust's shareholder accounting function is already Year 2000 compliant. In addition, the Adviser and the Distributor are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and the Adviser is taking steps to obtain reasonable assurances that comparable steps are being taken by the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

The Year 2000 Problem is expected to impact corporations, which may include issuers of portfolio securities held by the Trust, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Trust is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Trust.

TRUSTEES. The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund's shareholders.

TRANSFER AGENT AND DIVIDEND PAYING AGENT. The Reserve Institutional Trust acts as its own transfer agent and dividend-paying agent.

                             HOW TO BUY SHARES

     Each Fund offers five classes of shares to investors, with each class subject to differing service fees and distribution fees, as follows:



                                                   MAXIMUM
                                                    ANNUAL          MAXIMUM             MAXIMUM
                                                 SHAREHOLDER        ANNUAL            TOTAL ANNUAL            MINIMUM
                                                SERVICES FEE*      12B-1 FEE*     OPERATING EXPENSES+   INITIAL INVESTMENT
                                                -------------      ----------     -------------------   ------------------
Class A.......................................        0%                0%                 .25%          $10 million
Class B.......................................      .25%                0%                 .50%          $ 5 million
Treasurer's Trust.............................      .35%                0%                 .60%          None
Class C.......................................      .25%              .25%                 .75%          $ 1 million
Class D.......................................      .25%              .50%                1.00%          $250,000

---------------

* As a percentage of average net assets.

+ As a percentage of average net assets (exclusive brokerage fees, extraordinary legal and accounting fees and expenses).

     In all other respects, all classes of shares represent the same interest in the income and assets of each respective Fund.

     Shares of a Fund may be purchased by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day"). For Federal Fund wires to be eligible for same-day order entry, the Fund must be notified before 2:00 PM (New York time for Primary and U.S. Government Funds) (11:00 AM New York time for Interstate and U.S. Treasury Funds) of the amount to be transmitted and the account to be credited, and the Fund must receive the credit at its bank by 3:00 PM (New York time). Orders received by the Fund after the times specified above will be priced at the public offering price in effect at 3:00 PM (New York time) on the next business day. The Fund does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

     To purchase shares of a Fund by Federal Reserve wire, call the Fund at 1-800-637-1700 or call your sales representative. To protect a Fund's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Fund reserves the right to refuse any investment that, in its sole discretion, would disrupt the Fund's management.

     If the Public Securities Association recommends that the government securities markets close early, the Fund may advance the time at which it must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Fund after the advanced time become entitled to dividends on the following Fund Business Day. If the Fund receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

     If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

     The following procedure will help assure prompt receipt of your Federal Funds wire:

     A. Telephone the Fund, toll free at 1-800-637-1700 and provide the following information:

              Your name
              Address
              Telephone number
              Taxpayer ID number
              The amount being wired
              The identity of the bank wiring funds.

     You will then be provided with a Fund account number. (Investors with existing accounts must also notify the Fund before wiring funds.)

     B. Instruct your bank to wire the specified amount to the Fund as follows:

     An investor may open an account when placing an initial order by telephone, provided the investor thereafter submits an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Fund reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES. The Fund maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED. The minimum initial investment in each Fund is $10 million for Class A shares, $5 million for Class B shares, $1 million for Class C shares, and $250,000 for Class D shares. The Treasurer's Trust shares of each Fund are not subject to any minimum initial investment amount. There is no minimum subsequent investment for any of the classes of shares. The Fund reserves the right to waive the minimum investment requirement.

NET ASSET VALUE. Shares are sold to the public at net asset value ("NAV"). The NAV of each Fund is calculated at the close of each business day (normally 4:00 PM New York time) by taking the sum of the value of each Fund's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. A "business day" is Monday through Friday exclusive of days the New York Stock Exchange is closed for trading and bank holidays in New York State which include Martin Luther King's Birthday and Columbus Day. It is the policy of each Fund to seek to maintain a stable NAV per share of $1.00, although this share price is not guaranteed.

DISTRIBUTOR. The Funds' distributor is Resrv Partners, Inc., 810 Seventh Avenue, New York, NY 10019-5868, which is a wholly-owned subsidiary of the Adviser.

DISTRIBUTION PLAN AND SERVICE PLAN. Purchases may also be made through brokers, financial intermediaries, and financial institutions. Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as securities dealers in certain states. Some of these firms participate in the Fund's Distribution Plan and Service Plan.

The Reserve Institutional Trust maintains the Distribution Plan and related agreements pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, the Class C and D shares of each Fund make assistance payments at annual rates of .25% and .50%, respectively, of the average daily net asset value of broker, financial institution, and financial intermediary shareholder accounts ("qualified accounts"). Substantially all such monies are paid to brokers, financial institutions and financial intermediaries for distribution assistance provided to the Fund. The investment adviser, at its discretion, may pay from its own resources or from other sources available to it, additional amounts and incentives, including lump-sum payments, based upon the amount of assets committed to the Fund by such brokers, financial institutions, financial intermediaries and underwriters. The Plan does not permit the carrying over of payments from year to year. The investment adviser also reimburses firms, from its own resources or from other sources available to it for a portion of their costs of advertising and marketing shares of a Fund. All such arrangements are designed to facilitate the sale of a Fund's shares. Class A, Class B and Treasurer's Trust shares do not currently participate in a 12b-1 distribution plan.

     Under the Service Plan, each Fund may pay brokers or other financial intermediaries a service fee at an annual rate of up to 0.25% of the average daily net asset value of such Fund's Class B, Class C and Class D shares and up to 0.35% of the average daily net asset value of the Treasurer's Trust shares owned by investors for which such broker or financial intermediary provides personal services, including maintaining shareholder accounts, responding to inquiries, providing information about investments and providing certain other services. Class A shares do not participate in the Service Plan.

CLIENTS OF FIRMS. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Certain firms which utilize a centralized purchase method for Fund shares, may have an earlier cut off for purchase orders than stated above in order to facilitate the transmission of purchase orders by bulk wire. Firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth above. Some firms may independently establish and charge additional fees such as redemption fees to their clients for their services, which charges would reduce their clients' yield or return. Firms may also hold Fund shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Funds' transfer agents will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain firms may receive compensation for recordkeeping and other services relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to certain conditions or limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The Prospectus should be read in connection with such firm's material regarding its fees and services.

                        SHARES OF BENEFICIAL INTEREST

     The Reserve Institutional Trust was originally organized as a Maryland corporation on February 5, 1981 and reorganized on September 16, 1986 as a Massachusetts business trust, and is an open-end management investment company commonly known as a mutual fund. At the date of this Prospectus, there were four separate series authorized and outstanding. Additional series may be added in the future by the Board of Trustees. The Trust is authorized to issue an unlimited number of shares of beneficial interest which may be issued in any number of series. Shares issued will be fully paid and nonassessable and will have no preemptive, conversion or sinking rights. The shareholders of each series are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights with respect to earnings, dividends, redemption and in the net assets of their series on liquidation. The Trustees do not intend to hold annual meetings of shareholders. The Trustees will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new investment advisory agreement or changing the fundamental investment policies) or by the Declaration of Trust.


     Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the trust's obligations to third parties unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or Trustee shall be personally liable for the Trust's and each investment portfolio's obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declaration of Trust also requires each Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

                                DAILY DIVIDENDS

     Each Fund declares dividends each business day. Dividends are distributed daily as additional shares to shareholder accounts except for shareholders who elect in writing to receive cash dividends, in which case monthly dividend checks are sent to the shareholder. Although none are anticipated, any net realized long term capital gains will be distributed at least annually.

                                     TAXES

     Each Fund intends to maintain its regulated investment company status for federal income tax purposes. Accordingly, the Funds intend to satisfy certain requirements imposed by the Internal Revenue Code so as to avoid any federal income or excise tax to them.

PRIMARY INSTITUTIONAL FUND, U.S. GOVERNMENT INSTITUTIONAL FUND, U.S. TREASURY INSTITUTIONAL FUND. For federal income tax purposes, distributions out of interest earned by a Fund and net realized short-term capital gains are taxable as ordinary income. Any distributions of net long-term capital gains are taxable to shareholders at the applicable mid-term or long-term capital gains rate, regardless of the length of time shares have been owned by the shareholder. Distributions are taxable to shareholders in the same manner, whether a shareholder receives such distributions in cash or reinvests them in additional shares.

     The U.S. Treasury Institutional Fund intends to invest only in U.S. Treasury securities and obligations of those agencies and instrumentalities of the U.S. Government that provide interest income exempt in many states from state and local income taxes except to the extent uninvested cash is invested in repurchase agreements. Some states have minimum investment requirements that must be met by the U.S. Treasury Institutional Fund. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local taxing authority may currently or in the future seek to tax an investor on a portion of the interest income of an obligation held by the U.S. Treasury Institutional Fund. Shareholders should consult with their own tax advisers with respect to the application of their state and local tax laws to these distributions.

INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND. Dividends derived from the interest earned on Municipal Obligations and designated by the Fund as "exempt-interest dividends" are not subject to federal income taxes. Any distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to shareholders at the applicable mid-term or long-term capital gains rate regardless of the length of time the Fund's shares have been owned by the shareholder.

ALL FUNDS. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which they are received.

     Upon a sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares, in the event that the Fund does not maintain a constant net asset value per share.

     The Funds may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld may be credit against the shareholder's U.S. federal income tax liability.


     Shareholders of each Fund are advised to retain all statements to maintain accurate records of their investments. The Reserve Institutional Trust will report to its shareholders before the end of February of each year as to the source of dividends and other distributions, if any, paid or declared by each Fund during the previous calendar year which may be exempt from state income taxes. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

        Further information relating to tax consequences is contained in the Statement of Additional Information.

                                  REDEMPTIONS

TIME AND METHOD OF REDEMPTION. Shares of each Fund are redeemed at their net asset value next determined after receipt by the Fund of a request in proper form. Although the Funds have seven days to transmit payment for share redemptions, they usually transmit payment the same day when redemption requests are received before 12:00 noon (New York time) (11:00 AM New York time for the U.S. Treasury Institutional Fund and Interstate Tax-Exempt Institutional Fund) and the next day for requests received after 12:00 noon (New York time) (11:00 AM New York time for the U.S. Treasury Institutional Fund and Interstate Tax-Exempt Institutional Fund). This is not always possible, however, and transmission of redemption proceeds may be delayed. Unless otherwise specified, orders received after 12:00 noon (New York time) (11:00 AM New York time for the U.S. Treasury Institutional Fund and Interstate Tax-Exempt Institutional Fund) are not entered until the next business day to enable shareholders to receive additional dividends. Payment will normally be made by check or bank transfer. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is received before or after 12:00 noon (11:00 AM for the U.S. Treasury Institutional Fund and Interstate Tax-Exempt Institutional
Fund).

WRITTEN AND TELEPHONE REDEMPTION REQUESTS. The Funds strongly suggest (but not require) that each written redemption be at least $100,000 and require that each telephone redemption be at least $100,000, except for redemptions which are intended to liquidate your account. A shareholder will be charged $100 for redemption checks issued by the Funds of less than $100,000, except for Class D shareholders who will be charged $2.00 for redemption checks of less than $100. Payments of $100,000 or more will be wired upon request without charge, except for Class D shareholders who can have payments of $10,000 or more. A shareholder will be charged $100 for wires of less than $100,000, except for Class D shareholders who will be charged $10 for wires less than $10,000. Shareholders of Treasurer's Trust shares will not be charged any fees on redemptions by telephone or wire. The Funds assume no responsibility for delays in the receipt of wired or mailed funds. The use of a predesignated financial institution, such as a savings bank, credit union or savings and loan association which is not a member of the Federal Reserve wire system to receive your wire, could cause such a delay. If a Fund has previously been advised in writing of your brokerage or bank account, telephone requests by any person are accepted for payment to such account by calling 1-800-637-1700. The Funds may be liable for any losses caused by their failure to employ reasonable procedures. To reduce the risk of loss, proceeds of telephone redemptions may be sent only (1) to the bank or brokerage account designated by the shareholder, in writing, on the investment application or in a letter with the signature(s) guaranteed; or (2) to the address of record if all the conditions listed below are met. To change the designated brokerage or bank account it is necessary to contact the firm through which shares of the Fund were purchased or if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed as described below. Other redemption orders must be in writing with the necessary signature(s) guaranteed by a domestic commercial bank; a domestic trust company; a domestic savings bank, credit union or savings association; or a member firm of a national securities exchange. Guarantees from notaries public are unacceptable. The Funds will waive the signature guarantee requirement for Class D shareholders on a redemption request once every thirty (30) days if ALL of the following conditions apply: (1) the redemption is for $5,000 or less; (2) the redemption check is payable to the shareholder(s) of record; and (3) the redemption check is mailed to the shareholder(s) at the address of record. The requirement of a guaranteed signature protects against an unauthorized person redeeming shares and obtaining the redemption proceeds. Redemption instructions and election of the plans described may be made when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation.

      The Funds reserve the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for telephone redemptions may be modified or terminated by the Fund at any time. During times of drastic economic or market conditions, shareholders may experience difficulty in contacting the Funds by telephone to request a redemption or exchange of a Fund's shares. In such cases, shareholders should consider using another method of redemption, such as a written request or a redemption by check.

REDEMPTION BY CHECK. (Class D shareholders only) By completing a signature card (and certain other documentation if the record owner is a fiduciary, corporation, partnership, trust or other organization) which is available from the Funds or the firm through which shares of the Funds were purchased, you can write checks against your account. This privilege may not be available to clients of certain firms. There is no minimum amount for check redemptions, however, the Fund, upon proper notice to the shareholder, may choose to impose a fee if it deems a shareholder's actions to be burdensome to the Funds. A firm may establish variations of minimum check amounts for their customers if such variations are approved by the Funds. This procedure lengthens the time your money earns dividends, since redemptions are not made until the check is processed by the funds. Because of this, a check cannot completely liquidate your account, nor may a check be presented for certification or immediate payment. Otherwise, you may deposit a check in your bank account or use it to pay any third party obligation not requiring certification. Shareholder checks written against accounts with insufficient funds, postdated checks and checks which contain an irregularity in the signature, amount or otherwise will be returned by the Funds and a fee charged against the account. Because check redemptions are reported on account statements, they will not be confirmed separately. A fee is charged for providing check copies.

STOP PAYMENTS. (Class D shareholders only) The Funds will honor stop payment requests on unpaid shareholder checks provided the Funds are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Funds by 2:00 PM (New York time) in proper form will be effective the next business day. Oral stop payment requests are effective for 14 calendar days, at which time they will be canceled unless confirmed in writing. Written stop payment orders are effective for one year. A fee Is charged for this service.

AUTOMATIC WITHDRAWAL PLANS. (Class D shareholders only) If you have an account with a balance of at least $5,000 you may make a written election to participate in either of the following: (i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under either Plan, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Funds. The Funds may impose a charge or modify or terminate any Automatic Withdrawal Plan at any time after the participant has been duly notified. This privilege may not be available to clients of certain firms or may be available subject to conditions or limitations.

RESERVE AUTOMATIC TRANSFER. (Class D shareholders only) You may redeem shares of a Fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with the Fund for Class D shareholders only. The proceeds will be transferred between your Fund account and the checking, NOW or bank money market deposit account (as permitted) designated in the application. Only such an account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two business days after receipt of the redemption request. The Funds may impose a charge or modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of certain firms or may be available subject to conditions or limitations.


RESTRICTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven days only (a) when the New York Stock Exchange is closed (other than for customary closings), (b) when, as determined by the Securities and Exchange Commission ("SEC"), trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may by order permit. If shares of a Fund are purchased by check or Reserve Automatic Transfer, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares. The Fund may delay payment until the checks for the purchase of shares have cleared or for up to ten (10) business days, whichever occurs first. Shareholder checks written against Funds which are not yet considered collected will be returned and a fee charged against the account (for Class D shareholders only). When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two business days after the purchase by wire.

                              GENERAL INFORMATION

JOINT OWNERSHIP. (Class D shareholders only) When an account is registered in the name of one person and another, for example a husband and wife, either person is entitled to redeem shares in the account. The Funds assume no responsibility to either joint owner for actions taken by the other joint owner with respect to an account so registered. The investment application provides that persons so registering their account indemnify and hold the Fund harmless for actions taken by either party.


SMALL BALANCES. Because of the expense of maintaining accounts with small balances (less than $1,000 for Class D and less than $100,000 for Class A, Class B and Class C), the Funds will either levy a monthly charge (currently $5 for Class D and $100 for Class A, Class B and Class C). A firm may establish variations of minimum balances and fee amounts if such variations are approved by the Funds.

BACKUP WITHHOLDING. The Funds are required by federal law to withhold 31% of dividends and other distributions that are subject to federal income tax if
(i) a correct and certified Taxpayer Identification Number (TIN) is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the social security number. However, special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. Shareholders should be aware that, under regulations promulgated by the IRS, a Fund may be fined $50 annually for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account. The Funds will not accept purchase orders for accounts which a correct and certified TIN is not provided or otherwise subject to backup withholding unless the accountholder is a non-resident alien.


REPORTS AND STATEMENTS. Shareholders receive an annual report containing audited financial statements and an unaudited semi-annual report. A statement is sent to each shareholder at least quarterly. Shareholders who are clients of certain firms will receive a statement combining transactions in Fund shares with statements covering other brokerage or mutual fund accounts.

RESERVE EASY ACCESS. Easy Access is The Reserve Institutional Trust's 24 hour toll-free, telephone service that lets customers use a touch-tone phone to obtain yields and account balances. To use it, call 1-800-637-1700 and follow the instructions you will receive.

INQUIRIES. Shareholders should direct their inquiries to the firm from which they received this Prospectus or the Funds.

SPECIAL SERVICES. The Funds reserve the right to charge shareholder accounts for specific costs incurred in processing unusual transactions for shareholders. Such transactions include, but are not limited to, stop payment requests on or copies of Fund redemption checks or shareholder checks, copies of statements and special research services.

PERFORMANCE. The Funds may compare their performance to other income producing alternatives such as (i) money-market funds (based on yields cited by Donoghue's Money Fund Report and other industry publications); and (ii) various bank products (based on average rates of bank and thrift institution certificates of deposit, money-market deposit accounts and NOW accounts as reported by the Bank Rate Monitor and other industry publications). An investment in shares of funds is not insured by the Federal Deposit Insurance Corporation.

     Yield information is useful in reviewing a Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.

               RESERVE CASH PERFORMANCE ACCOUNT AND ACCOUNT PLUS

     The Fund offers a comprehensive package of services which enhance access to an investment in the portfolios (Class D shareholders only). The Reserve Cash Performance Account and Account Plus ("CPA") services include: (i) any amount checking; and

(ii) a comprehensive monthly statement which summarizes your CPA activity by payee and expense category and simplifies budget and tax recordkeeping. These CPA services are provided for a fee and transaction charges may apply. Participating firms may also charge their own service fees.

                            ------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            ------------------------

                               TABLE OF CONTENTS

                                                                Page

        Shareholder Expenses .................................    2
        Financial Highlights..................................    2
        Yield ................................................    2
        Investment Objective and Policies ....................    3
        Management ...........................................    6
        How to Buy Shares ....................................    7
        Shares of Beneficial Interest ........................    9
        Daily Dividends ......................................    9
        Taxes ................................................    9
        Redemptions ..........................................   10
        General Information ..................................   12
        Reserve Cash Performance Account and Account Plus  ...   12


        Investors are advised to read and retain this Prospectus for future reference.

        Founders of "America's First Money Fund"

        GENERAL INFORMATION AND 24 HOUR YIELD AND BALANCE INFORMATION
        800-637-1700

        Distributor - Resrv Partners, Inc.



                LOGO     Founders of "America's First Money Fund"
             ______________________________________________________


                PRIMARY INSTITUTIONAL FUND
                U.S. GOVERNMENT INSTITUTIONAL FUND
                U.S. TREASURY INSTITUTIONAL FUND
                INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

THE
RESERVE  [Logo]
FUNDS                             GENERAL INFORMATION, PURCHASES AND REDEMPTIONS
                                           24 HOUR YIELD AND BALANCE INFORMATION
                                                       NATIONWIDE 1-800-637-1700

                                   PROSPECTUS

                                _______ , 1998

     Two portfolios of The Reserve Institutional Trust, a money market fund, are offered by this Prospectus: PRIMARY INSTITUTIONAL FUND and U.S. GOVERNMENT INSTITUTIONAL FUND ("Funds"). The Reserve Institutional Trust is designed for institutional investors as a convenient investment vehicle for short-term funds.



     The objective of each Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity, although achievement of this objective cannot be assured.

- PRIMARY INSTITUTIONAL FUND invests in (i) obligations backed by the full faith and credit of the United States Government and its agencies or instrumentalities; (ii) deposit type obligations, acceptances and letters of credit of FDIC insured institutions and foreign banks with assets in excess of $25 billion; (iii) short term corporate obligations rated A-1 or the equivalent thereof; (iv) other similar high quality short term instruments; and (v) instruments fully collateralized by the foregoing instruments.

- U.S. GOVERNMENT INSTITUTIONAL FUND invests in obligations backed by the full faith and credit of the United States Government or obligations collateralized thereby.


     Each Fund offers Nomura International Trust Co. ("NITC") shares to investors, subject to a service fee and a distribution fee.



     Both the Primary Institutional Fund and the U.S. Government Institutional Fund offer other classes of share to investors and each class is subject to differing service fees and distribution fees. In all other respects, all classes of shares represent the same interest in the income and assets of each respective Fund. Additional information on these other classes of Shares can be obtained by contacting the Funds.

SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE U.S.
GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     This Prospectus sets forth the information about each Fund which a prospective investor should know before investing. A Statement of Additional Information dated _________, 1998, as from time to time amended, providing further details about the Funds, has been filed with the Securities and Exchange Commission. It may be obtained without charge by writing or calling the Funds at (800) 637-1700. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.



     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION
   OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
     THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
     OFFENSE.


                          ---------------------------

                        Prospectus dated _________, 1998

 Investors are advised to read and retain this Prospectus for future reference.

                              SHAREHOLDER EXPENSES

     The following tables illustrate all expenses and fees that a shareholder of each of the Funds will incur directly or indirectly.

                 SHAREHOLDER TRANSACTION EXPENSES FOR ALL FUNDS

Maximum Sales Load Imposed on Purchases..............................................  None
Maximum Sales Load Imposed on Reinvested Dividends...................................  None
Redemption Fees*.....................................................................  None
Exchange Fees........................................................................  None

---------------
* A $2.00 fee is charged on redemption checks issued by the Funds of less than $100 and a $10 fee is charged for wire redemptions of less than $10,000, for Class D shareholders. A $100 fee is charged for redemption checks and wire redemptions of less than $100,000 for shareholders of all other classes.

                  ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                      NITC
                                                     -------
Management Fee**...................................   .25%
12b-1 Fees.........................................   .50%
Other Operating Expenses
  Shareholder Services Fees........................   .25%
  Other Expenses++.................................     0%
Total Operating Expenses...........................  1.00%


---------------
** Each Fund is charged a comprehensive management fee of 0.25% per annum of its average daily net assets for both advisory and ordinary operating expenses (other than the Service Fee and Distribution Fee) during the year. However, a Fund may be charged for certain non-recurring extraordinary expenses. See "Investment Management Agreement" on page 7.



++ "Other Expenses" are based on an estimated amount for the current fiscal year. The purpose of this table is to assist the investor in understanding the costs and expenses that a shareholder in a Fund will bear directly or indirectly.


     The following examples illustrate the expenses that a shareholder would pay on a $1,000 investment over various time periods assuming: (1) a 5% annual rate of return and (2) redemption at the end of each time period for each Fund.

                                   ALL FUNDS

                                                                                              10
                                                         1 YEAR     3 YEARS     5 YEARS      YEARS
                                                         ------     -------     -------     -------
NITC...................................................  $ 10.20    $ 31.84     $ 55.25     $122.46

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                     YIELD

      Current yield refers to the income generated by an investment in a Fund over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned is assumed to be reinvested. The effective yield will be higher than the current yield because of this compounding effect.

     In reports or other communications to shareholders of the Trust or in advertising materials, the Trust may compare its performance with that of other money market funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or other relevant indices and industry publications.

                       INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. There is no assurance that a Fund will achieve its investment objective. The investment objective may not be changed, with respect to a Fund, without the vote of a majority of the outstanding shares of that fund as defined in the Investment Company Act of 1940("Act").

     The Primary Institutional Fund seeks to attain its objective by investing in U.S. government securities; deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks; savings and loan associations and savings banks; high quality domestic and foreign commercial paper as determined by any nationally recognized statistical rating organization or, in the case of any instrument that is not rated, of comparable quality as determined by the Board of Trustees; other short term instruments of similar quality; and instruments fully collateralized by such obligations.

     The U.S. Government Institutional Fund seeks to attain its objective by investing only in securities backed by the full faith and credit of the United States government or obligations collateralized thereby.

     United States government securities include a variety of securities which are issued or guaranteed by the U.S. Treasury, various agencies of the federal government and various instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing types of securities such as U.S. Treasury STRIPS. United States government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). Obligations such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Bank ("FHLB") are also considered U.S. government securities. Some obligations of agencies and instrumentalities of the U.S. government, such as the GNMA, are supported by the full faith and credit of the United States. Other securities, such as obligations issued by the FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by the FHLB and FHLMC are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the United
States the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

     U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or
(iii) book entries at a Federal Reserve member bank representing ownership of obligation components.

     The Primary Institutional Fund may invest in obligations of U.S. banking institutions that are insured by the FDIC; commercial paper which is rated, at the time of investment, P-1 by Moody's Investors Service, Inc. ("Moody's"), A-1 by Standard & Poor's Corporation ("S&P") or the equivalent thereof if rated by another rating agency; and obligations of foreign banks which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Fund's investment adviser, are of comparable quality to obligations of United States banks which may be purchased by the Primary Institutional Fund. Instruments which are not rated may also be purchased by the Primary Institutional Fund provided such instruments are determined to be of comparable quality by the Board of Trustees of the Fund to those rated instruments in which the Primary Institutional Fund may invest.


     The Primary Institutional Fund may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches of foreign banks (Yankee dollars) and foreign branches of foreign banks. Euro and Yankee dollar investments involve certain risks that are different from investments in obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign branches of foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. The Primary Institutional Fund will limit its investment in foreign branches of foreign banks to those banks located in Australia, Canada, Western Europe and Japan. The Primary

Institutional Fund may also invest in municipal obligations secured by bank letters of credit, the interest on which is not exempt from federal income taxation.

OTHER POLICIES.

     PRIMARY AND U.S. GOVERNMENT FUNDS. The Primary and U.S. Government Insitutional Funds may invest up to 100% of their assets in repurchase agreement transactions. A repurchase agreement is a transaction by which a Fund purchases a security (U.S. government or other) and simultaneously commits to resell that security to the seller at the same price, plus interest at a specified rate. Repurchase agreements usually have a short duration, often less than one week. The Funds will limit repurchase agreements to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Funds' Board of Trustees. The investment adviser will follow procedures to assure that all repurchase agreements are always fully collateralized as to principal and interest. The instruments held as collateral are valued daily, and if the value of the instruments declines, the Funds will require additional collateral. If the other party to the repurchase agreement defaults on its obligation to repurchase the underlying securities, a portfolio may incur a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of insolvency or bankruptcy of the other party to a repurchase agreement, a Fund may encounter difficulties and might incur costs or possible losses of principal and income upon the exercise of its rights under the repurchase agreement. Securities subject to repurchase agreements will be placed in a segregated account and the market value will be monitored to ensure that the market value of the securities plus any accrued interest thereon will at least equal the repurchase price.


     The Primary and U.S. Government Institutional Funds may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. In determining whether to lend securities to a particular broker-dealer or financial institution, the Fund will consider all relevant facts and circumstances, including the creditworthiness of the broker-dealer or financial institution. A Fund may pay reasonable finders, administrative and custodial fees in connection with a loan. During the time portfolio securities are on loan the borrower will pay the Fund an amount equivalent to any interest paid on such securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest from the borrower who has delivered equivalent collateral or secured a letter of credit. The value of the securities loaned cannot exceed 25% of the Fund's total assets. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of insolvency of the borrower of the securities. The Statement of Additional Information further explains the Funds' securities-lending policies.

      The Primary and U.S. Government Institutional Funds may invest, without limitation, in U.S. government securities and in instruments secured or collateralized by U.S. government securities. A Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice. A Fund will not concentrate (i.e., invest 25% or more of its total assets) in the securities of issuers in a single industry, except that the Primary Institutional Fund may invest 25% or more of its total assets in the banking industry. In addition, a Fund will not invest more than 5% of its total assets in the securities of any single issuer (except U.S. government securities or repurchase agreements collateralized by U.S. government securities). Each Fund has the authority to borrow money (including reverse purchase agreements), for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price.


     In order to provide liquidity, each Fund utilizes the following practices: limiting its average maturity to 90 days or less; buying securities which mature in 397 days or less; and buying only high quality securities.

                                   MANAGEMENT

INVESTMENT MANAGEMENT AGREEMENT. The Board of Trustees manages each Fund's business and affairs. Reserve Management Company, Inc. ("Adviser"), 14 Locust Place, Manhasset, NY 11030, a New Jersey corporation, provides the Funds with investment advice pursuant to an Investment Management Agreement. Since November 15, 1971, the Adviser and its affiliates have been advising The Reserve Funds, which currently have assets in excess of $4 billion. Under the Investment Management Agreement, the Adviser manages each Fund's investments, including effecting purchases and sales thereof, in furtherance of its investment objective and policies, subject to overall control and direction by the Trustees.

     Each Fund pays the Adviser a comprehensive management fee calculated on an annual basis at .25% of its average daily net assets. Under the terms of the Investment Management Agreement with the Funds, the Adviser pays all employee and ordinary operating costs of the Funds. Excluded from the definition of ordinary operating costs are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses and fees under the Distribution Plan and the Service Plan (discussed below).

     The Investment Management Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Investment Management Agreement relates, except a loss resulting from the willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

     The Adviser may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


YEAR 2000. Like other investment companies, financial and business organizations and individuals around the world, the Trust could be adversely affected if the computer systems used by the Adviser, the Distributor or other service providers to the Trust do not properly process and calculate date-related information and data from and after January 1, 2002. This is commonly known as the "Year 2000 Problem." The computer system used for the Trust's shareholder accounting function is already Year 2000 compliant. In addition, the Adviser and the Distributor are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and the Adviser is taking steps to obtain reasonable assurances that comparable steps are being taken by the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

The Year 2000 Problem is expected to impact corporations, which may include issuers of portfolio securities held by the Trust, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Trust is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Trust.


TRUSTEES. The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund's shareholders.

TRANSFER AGENT AND DIVIDEND PAYING AGENT. The Reserve Institutional Trust acts as its own transfer agent and dividend-paying agent.

                               HOW TO BUY SHARES

     Each Fund offers NITC shares to investors, subject to a service fee and a distribution fee, as follows:

                                                NITC Shares
                                                ------------
Maximum Annual Shareholder Services Fee* ....      .25%
Maximum Annual 12b-1 Fee* ...................      .50%
Maximum Total Annual Operating Expenses+ ....     1.00%
Minimum Initial Investment ..................     None

---------------
* As a percentage of average net assets.

+ As a percentage of average net assets (exclusive of brokerage fees, extraordinary legal and accounting fees and expenses).

     Shares of a Fund may be purchased by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day"). For Federal Fund wires to be eligible for same-day order entry, the Fund must be notified before 2:00 PM (New York time for Primary and U.S. Government Funds) (11:00 AM New York time for Interstate and U.S. Treasury Funds) of the amount to be transmitted and the account to be credited, and the Fund must receive the credit at its bank by 3:00 PM (New York time). Orders received by the Fund after the times specified above will be priced at the public offering price in effect at 3:00 PM (New York time) on the next business day. The Fund does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

     To purchase shares of a Fund by Federal Reserve wire, call the Fund at 1-800-637-1700 or call your sales representative. To protect a Fund's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Fund reserves the right to refuse any investment that, in its sole discretion, would disrupt the Fund's management.

     If the Public Securities Association recommends that the government securities markets close early, the Fund may advance the time at which it must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Fund after the advanced time become entitled to dividends on the following Fund Business Day. If the Fund receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

     If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

     The following procedure will help assure prompt receipt of your Federal Funds wire:

     A. Telephone the Fund, toll free at 1-800-637-1700 and provide the following information:

              Your name
              Address
              Telephone number
              Taxpayer ID number
              The amount being wired
              The identity of the bank wiring funds.

     You will then be provided with a Fund account number. (Investors with existing accounts must also notify the Fund before wiring funds.)

     B. Instruct your bank to wire the specified amount to the Fund as follows:

     An investor may open an account when placing an initial order by telephone, provided the investor thereafter submits an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Fund reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES. The Fund maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED. The NITC shares of each Fund are not subject to any minimum initial investment amount.

NET ASSET VALUE. Shares are sold to the public at net asset value ("NAV"). The NAV of each Fund is calculated at the close of each business day (normally 4:00 PM New York time) by taking the sum of the value of each Fund's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. A "business day" is Monday through Friday exclusive of days the New York Stock Exchange is closed for trading and bank holidays in New York State which include Martin Luther King's Birthday and Columbus Day. It is the policy of each Fund to seek to maintain a stable NAV per share of $1.00, although this share price is not guaranteed.

DISTRIBUTOR. The Funds' distributor is Resrv Partners, Inc., 810 Seventh Avenue, New York, NY 10019-5868, which is a wholly-owned subsidiary of the Adviser.

DISTRIBUTION PLAN AND SERVICE PLAN. Purchases may also be made through brokers, financial intermediaries, and financial institutions. Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as securities dealers in certain states. Some of these firms participate in the Fund's Distribution Plan and Service Plan.

The Reserve Institutional Trust maintains the Distribution Plan and related agreements pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, the NITC shares of each Fund make assistance payments at annual rate of
 .50% of the average daily net asset value of shareholder accounts ("qualified accounts"). Substantially all such monies are paid for distribution assistance provided to the Fund. The investment adviser, at its discretion, may pay from its own resources or from other sources available to it, additional amounts and incentives, including lump-sum payments, based upon the amount of assets committed to the Fund. The Plan does not permit the carrying over of payments from year to year. The investment adviser also reimburses, from its own resources or from other sources available to it for a portion of costs of advertising and marketing shares of a Fund. All such arrangements are designed to facilitate the sale of a Fund's shares.

     Under the Service Plan, each Fund may pay a service fee at an annual rate of up to 0.25% of the average daily net asset value of such Fund's NITC shares owned by investors for which personal services are provided, including maintaining shareholder accounts, responding to inquiries, providing information about investments and providing certain other services.

CLIENTS OF FIRMS. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Certain firms which utilize a centralized purchase method for Fund shares, may have an earlier cut off for purchase orders than stated above in order to facilitate the transmission of purchase orders by bulk wire. Firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth above. Some firms may independently establish and charge additional fees such as redemption fees to their clients for their services, which charges would reduce their clients' yield or return. Firms may also hold Fund shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Funds' transfer agents will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain firms may receive compensation for recordkeeping and other services relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to certain conditions or limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The Prospectus should be read in connection with such firm's material regarding its fees and services.

                        SHARES OF BENEFICIAL INTEREST


     The Reserve Institutional Trust was originally organized as a Maryland corporation on February 5, 1981 and reorganized on September 16, 1986 as a Massachusetts business trust, and is an open-end management investment company commonly known as a mutual fund. At the date of this Prospectus, there were four separate series authorized and outstanding. Additional series may be added in the future by the Board of Trustees. The Trust is authorized to issue an unlimited number of shares of beneficial interest which may be issued in any number of series. Shares issued will be fully paid and nonassessable and will have no preemptive, conversion or sinking rights. The shareholders of each series are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights with respect to earnings, dividends, redemption and in the net assets of their series on liquidation. The Trustees do not intend to hold annual meetings of shareholders. The Trustees will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new investment advisory agreement or changing the fundamental investment policies) or by the Declaration of Trust.



     Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the trust's obligations to third parties unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or Trustee shall be personally liable for the Trust's and each investment portfolio's obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declaration of Trust also requires each Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

                                DAILY DIVIDENDS

     Each Fund declares dividends each business day. Dividends are distributed daily as additional shares to shareholder accounts except for shareholders who elect in writing to receive cash dividends, in which case monthly dividend checks are sent to the shareholder. Although none are anticipated, any net realized long term capital gains will be distributed at least annually.

                                     TAXES

     Each Fund intends to maintain its regulated investment company status for federal income tax purposes. Accordingly, the Funds intend to satisfy certain requirements imposed by the Internal Revenue Code so as to avoid any federal income or excise tax to them.

PRIMARY INSTITUTIONAL FUND AND U.S. GOVERNMENT INSTITUTIONAL FUND. For federal income tax purposes, distributions out of interest earned by a Fund and net realized short-term capital gains are taxable as ordinary income. Any distributions of net long-term capital gains are taxable to shareholders at the applicable mid-term or long-term capital gains rate, regardless of the length of time shares have been owned by the shareholder. Distributions are taxable to shareholders in the same manner, whether a shareholder receives such distributions in cash or reinvests them in additional shares.

ALL FUNDS. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which they are received.

     Upon a sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares, in the event that the Fund does not maintain a constant net asset value per share.

     The Funds may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld may be credit against the shareholder's U.S. federal income tax liability.


     Shareholders of each Fund are advised to retain all statements to maintain accurate records of their investments. The Reserve Institutional Trust will report to its shareholders before the end of February of each year as to the source of dividends and other distributions, if any, paid or declared by each Fund during the previous calendar year which may be exempt from state income taxes. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

        Futher information relating to tax consequences is contained in the Statement of Additional Information.

                                  REDEMPTIONS

TIME AND METHOD OF REDEMPTION. Shares of each Fund are redeemed at their net asset value next determined after receipt by the Fund of a request in proper form. Although the Funds have seven days to transmit payment for share redemptions, they usually transmit payment the same day when redemption requests are received before 12:00 noon (New York time) and the next day for requests received after 12:00 noon (New York time). This is not always possible, however, and transmission of redemption proceeds may be delayed. Unless otherwise specified, orders received after 12:00 noon (New York time) are not entered until the next business day to enable shareholders to receive additional dividends. Payment will normally be made by check or bank transfer. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is received before or after 12:00 noon.

WRITTEN AND TELEPHONE REDEMPTION REQUESTS. The Funds strongly suggest (but not require) that each written redemption be at least $100,000 and require that each telephone redemption be at least $100,000, except for redemptions which are intended to liquidate your account. A shareholder will be charged $100 for redemption checks issued by the Funds of less than $100,000. Payments of $100,000 or more will be wired upon request without charge. A shareholder will be charged $100 for wires of less than $100,000. The Funds assume no responsibility for delays in the receipt of wired or mailed funds. The use of a predesignated financial institution, such as a savings bank, credit union or savings and loan association which is not a member of the Federal Reserve wire system to receive your wire, could cause such a delay. If a Fund has previously been advised in writing of your brokerage or bank account, telephone requests by any person are accepted for payment to such account by calling 1-800-637-1700. The Funds may be liable for any losses caused by their failure to employ reasonable procedures. To reduce the risk of loss, proceeds of telephone redemptions may be sent only (1) to the bank or brokerage account designated by the shareholder, in writing, on the investment application or in a letter with the signature(s) guaranteed; or (2) to the address of record if all the conditions listed below are met. To change the designated brokerage or bank account it is necessary to contact the firm through which shares of the Fund were purchased or if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed as described below. Other redemption orders must be in writing with the necessary signature(s) guaranteed by a domestic commercial bank; a domestic trust company; a domestic savings bank, credit union or savings association; or a member firm of a national securities exchange. Guarantees from notaries public are unacceptable. The Funds will waive the signature guarantee requirement for Class D shareholders on a redemption request once every thirty (30) days if ALL of the following conditions apply: (1) the redemption is for $5,000 or less; (2) the redemption check is payable to the shareholder(s) of record; and (3) the redemption check is mailed to the shareholder(s) at the address of record. The requirement of a guaranteed signature protects against an unauthorized person redeeming shares and obtaining the redemption proceeds. Redemption instructions and election of the plans described may be made when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation.

      The Funds reserve the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for telephone redemptions may be modified or terminated by the Fund at any time. During times of drastic economic or market conditions, shareholders may experience difficulty in contacting the Funds by telephone to request a redemption or exchange of a Fund's shares. In such cases, shareholders should consider using another method of redemption, such as a written request.


RESTRICTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven days only (a) when the New York Stock Exchange is closed (other than for customary closings), (b) when, as determined by the Securities and Exchange Commission ("SEC"), trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may by order permit. If shares of a Fund are purchased by check or Reserve Automatic Transfer, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares. The Fund may delay payment until the checks for the purchase of shares have cleared or for up to ten (10) business days, whichever occurs first. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two business days after the purchase by wire.

                              GENERAL INFORMATION


BACKUP WITHHOLDING. The Funds are required by federal law to withhold 31% of dividends and other distributions that are subject to federal income tax if
(i) a correct and certified Taxpayer Identification Number (TIN) is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the social security number. However, special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. Shareholders should be aware that, under regulations promulgated by the IRS, a Fund may be fined $50 annually for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account. The Funds will not accept purchase orders for accounts which a correct and certified TIN is not provided or otherwise subject to backup withholding unless the accountholder is a non-resident alien.

REPORTS AND STATEMENTS. Shareholders receive an annual report containing audited financial statements and an unaudited semi-annual report. A statement is sent to each shareholder at least quarterly. Shareholders who are clients of certain firms will receive a statement combining transactions in Fund shares with statements covering other brokerage or mutual fund accounts.

RESERVE EASY ACCESS. Easy Access is The Reserve Institutional Trust's 24 hour toll-free, telephone service that lets customers use a touch-tone phone to obtain yields and account balances. To use it, call 1-800-637-1700 and follow the instructions you will receive.

INQUIRIES. Shareholders should direct their inquiries to the firm from which they received this Prospectus or the Funds.

SPECIAL SERVICES. The Funds reserve the right to charge shareholder accounts for specific costs incurred in processing unusual transactions for shareholders. Such transactions include, but are not limited to, stop payment requests on or copies of Fund redemption checks, copies of statements and special research services.

PERFORMANCE. The Funds may compare their performance to other income producing alternatives such as (i) money-market funds (based on yields cited by Donoghue's Money Fund Report and other industry publications); and (ii) various bank products (based on average rates of bank and thrift institution certificates of deposit, money-market deposit accounts and NOW accounts as reported by the Bank Rate Monitor and other industry publications). An investment in shares of funds is not insured by the Federal Deposit Insurance Corporation.

     Yield information is useful in reviewing a Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.

                            ------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            ------------------------

                               TABLE OF CONTENTS

                                                                Page
                                                                ----

        Shareholder Expenses .................................    2
        Yield ................................................    2
        Investment Objective and Policies ....................    3
        Management ...........................................    6
        How to Buy Shares ....................................    7
        Shares of Beneficial Interest ........................    9
        Daily Dividends ......................................    9
        Taxes ................................................    9
        Redemptions ..........................................   10
        General Information ..................................   12
        Reserve Cash Performance Account and Account Plus  ...   12



        Investors are advised to read and retain this Prospectus for future reference.

        Founders of "America's First Money Fund"

        GENERAL INFORMATION AND 24 HOUR YIELD AND BALANCE INFORMATION
        800-637-1700

        Distributor - Resrv Partners, Inc.



                LOGO     Founders of "America's First Money Fund"
             ______________________________________________________


                PRIMARY INSTITUTIONAL FUND
                U.S. GOVERNMENT INSTITUTIONAL FUND
                (Nomura International Trust Co. shares only)

                        THE RESERVE INSTITUTIONAL TRUST
                   810 SEVENTH AVENUE -- NEW YORK, N.Y. 10019
                                 (212) 977-9982
                                 (800) 637-1700

                         YIELD AND BALANCE INFORMATION
                      (800) 637-1700 - (TOUCH TONE PHONE)

                      STATEMENT OF ADDITIONAL INFORMATION

                            ________________, 1998

     This Statement of Additional Information describes The Reserve Institutional Trust ("Trust"). The Trust is presently comprised of four separate Funds -- the Primary Institutional Fund, the U.S. Treasury Institutional Fund, the U.S. Government Institutional Fund and the Interstate Tax-Exempt Institutional Fund (hereinafter referred to as the "Fund(s)"; the U.S. Treasury Institutional Fund, the U.S. Government Institutional Fund and the Interstate Tax-Exempt Institutional Fund are hereinafter referred to as the "Treasury Fund", "Government Fund", and "Interstate Fund", respectively).

     This Statement of Additional Information is not a Prospectus and is only authorized for distribution when preceded or accompanied by the Trust's prospectus dated ______________, 1998 (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge from the Trust at the above address.

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        ----
Investment Objective and Policies.....................................................    2
Trustees and Officers of the Trust....................................................    6
Investment Management, Distribution, and Custodian Agreements.........................    7
Portfolio Turnover, Transaction Charges and Allocation................................    9
Shares of Beneficial Interest.........................................................    9
Purchase, Redemption and Pricing of Shares............................................   10
Distributions and Taxes...............................................................   12
Fund Yield............................................................................   14
Reserve Cash Performance Account......................................................   15
Financial Statements..................................................................   15
Ratings...............................................................................   16

     SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                    INVESTMENT OBJECTIVES, POLICIES AND RISK

     The investment objective of each Fund, with the exception of the Interstate Fund, is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Interstate Fund's investment objective is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity, by investing principally in obligations issued by states, territories, and possessions of the United States and by their political subdivisions, duly constituted authorities and corporations.

SUPPLEMENTAL INVESTMENT POLICIES. Each Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. A Fund cannot:

      (1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;

      (2) issue securities senior to its capital stock;

      (3) act as an underwriter with respect to the securities of others;

      (4) concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in U.S. Government securities, bank obligations, including obligations of foreign branches of domestic banks where the domestic parent would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason, and Municipal Obligations or instruments secured by such obligations;

      (5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, the Interstate Fund may purchase Municipal Obligations secured by interests in real estate;

      (6) lend more than 33 1/3% of the value of its total assets to the extent its investments may be considered loans;

      (7) sell any security short or write, sell or purchase any futures contract or put or call option;

      (8) invest in voting securities or in companies for the purpose of exercising control;

      (9) invest in the securities of other investment companies except in compliance with the Investment Company Act of 1940;

     (10) make investments on a margin basis; and

     (11) purchase or sell any securities (other than securities of the Fund) from or to any officer or Trustee of the Fund, the investment adviser or affiliated person except in compliance with the Investment Company Act of 1940.

OTHER POLICIES. The Primary and Government Funds may, to increase their income, lend their securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, at least equal the value of the loaned securities plus accrued interest and must consist of cash, or securities of the U.S. government (or its agencies or instrumentalities). The Funds receive an amount equal to the interest on loaned securities and also receive negotiated loan fees, interest on securities used as collateral or interest on short-term debt securities purchased with such collateral, either of which type of interest may be shared with the borrower. The Funds may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements including the rules of the New York Stock Exchange, which require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. While voting rights may pass with the loaned securities, if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

     The Primary Institutional Fund may purchase corporate notes collateralized by a bank letter of credit or securities of the U.S. government, its agencies or instrumentalities. Collateralized commercial paper purchased by the Fund is rated A-1 and P-1 by Standard & Poor's Corporation and Moody's Investors Service, Inc., respectively, or the equivalent thereof if rated by another ratings agency. The collateral consists of U.S. government securities having a current market value in excess of the collateralized commercial paper outstanding. A Trustee is usually appointed by the collateralized commercial paper issuer to hold the collateral and administer the credit agreement for the benefit of the holders.

     The Primary Institutional Fund may invest in bank obligations which include certificates of deposit, bankers' acceptances, letters of credit and time deposits. A certificate of deposit is a negotiable certificate representing a financial institution's obligation to repay funds deposited with it, earning a specified rate of interest over a given period. A bankers' acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A time deposit is a non-negotiable deposit in a financial institution earning a specified interest rate over a given period of time. A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

     From time to time, on a temporary basis other than for temporary defensive purposes, the Interstate Fund may invest in taxable short term investments ("Taxable Investments") consisting of obligations backed by the full faith and credit of the United States government, its agencies and instrumentalities ("U.S. Governments"); deposit-type obligations, acceptances and letters of credit of Federal Deposit Insurance Corporation member banks; or instruments fully secured or collateralized by such obligations. The Fund will not invest in foreign securities or in taxable commercial paper. Interest earned on Taxable Investments will be taxable income to investors. Unless the Fund has adopted a temporary defensive position, no more than 20% of its net assets will be invested in Taxable Investments at any time.

     Certain banks and other municipal securities dealers have indicated a willingness to sell Municipal Obligations to the Interstate Fund accompanied by a commitment to repurchase the securities, at the Interstate Fund's option or on a specified date, at an agreed-upon price or yield within a specified period prior to the maturity date of such securities.



REPURCHASE AGREEMENTS. A repurchase agreement transaction occurs when a Fund purchases and simultaneously contracts to resell in advance securities at fixed prices determined by the negotiated yields. Each Fund will limit repurchase agreement transactions to those domestic financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Fund's Board of Trustees. The investment adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest.

The Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the account of the Fund's Custodian. If the seller defaults on the repurchase obligation the Fund could incur a loss and may incur costs in disposing of the underlying security. A Fund will not hold more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

REVERSE REPURCHASE AGREEMENTS. The Primary, Government and Interstate Funds may sell securities in a reverse repurchase agreement when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. In a typical reverse repurchase agreement transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for a percentage of its value. By paying back to this party the value received plus interest, the seller repurchases the transferred security. It is the Trust's policy that entering into a reverse repurchase agreement transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the total assets of the Fund at the time of the transaction.


MUNICIPAL OBLIGATIONS (INTERSTATE FUND ONLY). Municipal bonds and municipal notes are the two major classifications of Municipal Obligations. Such obligations are generally issued to obtain funds for various public purposes, including the construction of public facilities such as airports, bridges, highways, houses, hospitals, mass transportation, schools, streets, and water and sewer works. In addition, Municipal Obligations may be issues to refund outstanding debt and obtain funds for general operating expenses.

     Municipal bonds, which are long term instruments and generally have maturities longer than one year when issued, may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, as, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power.

     Certain kinds of industrial development bonds ("IDBs") are issued by or on behalf of the public authorities to provide funding for various privately operated industrial facilities such as warehouse, office, plant, and store facilities. IDBs are, in most cases, revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The payment of the principal and interest on IDBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations, and in certain instances, the pledge of real and personal property as security for payment. If there is no established secondary market for the IDBs, the IDBs or the participation interests purchased by the Interstate Fund will be supported by repurchase commitments and bank letters of credit or guarantees of banks that meet the quality criteria of the Fund and which may be exercised by the Fund to provide liquidity.

     Municipal notes are usually issued to obtain funds in anticipation of receipt of taxes, receipt of proceeds of issuances of municipal bonds or other revenue which will provide funds to repay the notes, and generally have maturities of one year or less.

     On April 20, 1988, the United States Supreme Court in South Carolina v. Baker, overruled an 1895 case, Pollack v. Farmers' Loan & Company which held that interest on Municipal Obligations was immune from federal taxation. As a result, proposals may be introduced before the Congress to eliminate or restrict the federal income tax exemption for interest on certain Municipal Obligations.

     The Interstate Fund may purchase securities affected by these proposals. If such proposals are enacted, the availability of Municipal Obligations by the Fund would be adversely affected. In such event, the Interstate Fund would reevaluate its investment objective and policies and submit possible changes in the structure of the Fund for the consideration of shareholders. Investors should be aware that the quantity of Municipal Obligations available for purchase by the Fund may be limited, and that factor may affect the amount of tax-exempt income which can be obtained from an investment in the Interstate Fund. Substantial reductions in the availability of tax exempt securities might also cause a reevaluation of Fund's investment objective and policies.

     Subsequent to its purchase by the Interstate Fund, an issue of rated Municipal Obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event a Municipal Obligation's rating falls below the second highest rating category of a nationally recognized statistical rating agency, the Municipal Obligation will be disposed of within five business days of the date the investment adviser becomes aware of the new rating. Should a rated Municipal Obligation cease to be rated, the investment adviser will promptly reassess the credit risk of the Municipal Obligation. The ratings of Moody's and S&P represent their opinions as to the quality of the Municipal Obligations they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

VARIABLE RATE DEMAND INSTRUMENTS (INTERSTATE FUND ONLY). Variable rate demand instruments that the Interstate Fund may purchase are tax-exempt Municipal Obligations or participation interests therein that provide for a periodic adjustments in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit or guarantee issued with respect to such instrument. The issuer of the Municipal Obligation may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

     The variable rate demand instruments in which the Fund may invest will comply with Rule 2a-7 under the Investment Company Act of 1940. The Fund will determine the variable rate demand instruments it will purchase in accordance with procedures prescribed by the Fund's Board to minimize credit risks. The Fund's investment adviser may determine that an unrated variable rate demand instrument meets the Fund's high quality criteria if it is backed by a suitable bank letter of credit or guarantee.

     The variable rate demand instruments that the Interstate Fund may invest in include participation interests purchased from banks in variable rate tax exempt Municipal Obligations owned by banks or affiliated organizations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation and provides the repurchase feature described above. Each participation is backed by an irrevocable letter of credit or guarantee of an appropriately rated bank. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, after seven days' notice, for all or any part of the full principal amount of the Fund's participation interest in the bond plus accrued notice, for all or any part of the full principal amount of the Fund's participation interest in the bond plus accrued interest. Banks usually retain a service fee, a letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instrument was purchased by the Fund.

                       TRUSTEES AND OFFICERS OF THE TRUST

    TRUSTEE'S NAME,
    ADDRESS AND AGE           POSITION HELD                TRUSTEE BIOGRAPHIES
-----------------------  -----------------------  ---------------------------------------
BRUCE R. BENT*           President, Treasurer     Mr. Bent is President, Treasurer and
810 Seventh Avenue       and Trustee              Trustee of The Reserve Fund ("RF"),
New York, NY 10019                                Reserve New York Tax-Exempt Trust
Age: 60                                           ("RNYTET"), Reserve Tax-Exempt Trust
                                                  ("RTET") and Reserve Private Equity
                                                  Series ("RPES").  Mr. Bent is also
                                                  Vice President, Secretary and Director
                                                  of both Reserve Management Company Inc.
                                                  and Reserve Management Corporation, and
                                                  he is Chairman and Director of RESRV
                                                  Partners, Inc.

EDWIN EHLERT, JR.+       Trustee                  Mr. Ehlert is President and Director of
125 Elm Street                                    Ehlert Travel Assoc., Inc. and Ehlert
Westfield, NJ 07091                               Travel Assoc. of Florida, Inc. and is a
Age: 66                                           Trustee of RF, RNYTET, RTET and RPES.

HENRI W. EMMET+          Trustee                  Since January 1, 1995, Mr. Emmet has
1535 Presidential Drive                           served as a Principal of Global
Apartment 4A                                      Interaction, which provides consulting
Columbus, OH 43212                                services to international banking
Age: 71                                           interests. From December 1, 1989
                                                  through December 31, 1994, Mr. Emmet
                                                  served as a Managing Director of Servus
                                                  Associates Inc. Mr. Emmet is also a
                                                  Trustee of RF, RNYTET, RTET and RPES.

DONALD J. HARRINGTON,    Trustee                  Reverend Harrington is President of St.
CM*+                                              John's University (NY) and serves as
St. John's University                             Trustee of RF, RNYTET, RTET and RPES
Jamaica, NY 11439                                 and a Director of the Bear Stearns
Age: 52                                           Companies Inc. since 1993.

MICHELLE L. NEUFELD      Counsel and Secretary    Prior to becoming Secretary and Counsel
810 Seventh Avenue                                of RF, RTET, RNYTET and RPES in 1997,
New York, NY 10019                                Ms. Neufeld was a staff attorney at
Age: 27                                           NASD Regulation, Inc.

PAT A. COLLETTI          Controller               Mr. Colletti has served as Controller
810 Seventh Avenue                                of each of the Trusts since 1989.
New York, NY 10019
Age: 39

---------------

   * Interested Trustee within the meaning of the Investment Company Act of 1940.

   + Messrs. Ehlert, Emmet, and Harrington are members of a Review
     Committee which performs the functions of Audit Committee and reviews compliance procedures and practices.

     The members of the Board of Trustees will be paid a stipend of $3,500 for each Board meeting that they attend.

     As of November 30, 1997, Trustees and officers directly or indirectly as a group owned less than 1% of the outstanding shares of the Funds. The Trust does not pay any pension or retirement benefits.

                               COMPENSATION TABLE
                      for fiscal year ended May 31, 1997


                                                                                 TOTAL COMPENSATION
                                                              AGGREGATE            FROM TRUST AND
                                                             COMPENSATION       COMPLEX (5 ADDITIONAL
                 NAME OF PERSON, POSITION                     FROM TRUST       TRUSTS) PAID TO TRUSTEE
-----------------------------------------------------------  ------------     ------------------------
Bruce R. Bent, President and Trustee.......................       $0                   $0
Edwin Ehlert, Jr, Trustee..................................       $0                   $39,000
Henri W. Emmet, Trustee....................................       $0                   $30,500
Rev. Donald J. Harrington, Trustee.........................       $0                   $30,000
Niels W. Johnsen, Trustee*.................................       $0                   $27,000


-------------------

* Resigned from the Board of Trustees as of May 9, 1997.


                      INVESTMENT MANAGEMENT, DISTRIBUTION
                            AND CUSTODIAN AGREEMENTS

INVESTMENT MANAGEMENT AGREEMENT. Reserve Management Company, Inc. ("RMCI"),
14 Locust Place, Manhasset, NY 11030, of which Messrs. Henry B.R. Brown and Bruce R. Bent are the Directors, manages the Fund and provides it with investment advice pursuant to a separate Investment Management Agreement for each portfolio. Messrs. Brown and Bent together with their children own RMCI. Under the Investment Management Agreements, RMCI manages the Funds' investments, including effecting purchases and sales thereof, in furtherance of each Fund's investment objective and policies, subject to overall control and direction of the Trustees.

     Under the terms of the Investment Management Agreements with the Funds, RMCI also pays all employee costs and ordinary operating costs of the Funds. For these services the Funds periodically pay RMCI a comprehensive management fee at an annual rate of .25% of average daily net assets. Excluded from ordinary operating costs are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and expenses.

     From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund which would have the effect of lowering the Fund's expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     For the fiscal year ended May 31, 1997, the Adviser received management fees of $3,295 from the Trust.

     The Investment Management Agreements for the Funds were duly approved by the sole shareholder on December 18, 1996, and may be renewed annually if specifically approved by the Board of Trustees and by the vote of a majority of the Trustees who are not "interested persons" ("disinterested Trustees") cast in person at a meeting called for the purpose of voting on such renewal. The agreements terminate automatically upon their assignment and may be terminated without penalty upon 60 days' written notice by a vote of the Board of Trustees or by vote of a majority of outstanding voting shares of a Fund or by RMCI.

DISTRIBUTION AGREEMENT. The Funds' Distributor is Resrv Partners, Inc. ("RESRV"), 810 Seventh Avenue, New York, NY 10019. The Fund has authorized the Distributor, in connection with its sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributor may offer and sell shares of the Fund pursuant to a separate Prospectus applicable to such Distributor. The Distributor is the "principal underwriter" for the Fund within the meaning of the Investment Company Act of 1940, and as such acts as agent in arranging for the continuous offering of Fund shares. The Distributor has the right to enter into selected dealer agreements with brokers or other persons of its choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments, if they qualify for such payments, under the Plan of Distribution described below. RESRV's principal business is the distribution of mutual fund shares. The Distributor has retained no underwriting commissions on the sale of Fund shares during the last three fiscal years. No distribution assistance payments were made to RESRV.

     The Distribution Agreements may be renewed annually if specifically approved by the Board of Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the Fund.

DISTRIBUTION PLAN AND SERVICE PLAN. The Funds each maintain a Distribution
Plan and related agreements pursuant to Rule 12b-1 under the Investment
Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Distribution
Plan adopted by the investment company's Board and approved by its shareholders. Under the Distribution Plan, each Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ("payee(s)") for shareholder accounts ("qualified accounts") as to which a payee has rendered distribution assistance services to the Class C, D and NITC shares at an annual rate of 0.25%, 0.50% and 0.50%, respectively, of the average daily net asset value of the qualified accounts. Class A, Class B and Treasurer's Trust shares do not participate in a distribution plan. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to payees for their distribution assistance with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing Fund shares. In addition to the amounts required by the Distribution Plan, RMCI may, in its discretion, pay additional amounts from its resources. The rate of any additional amounts that may be paid will be based upon RESRV's and RMCI's analysis of the contribution that a payee makes to the Fund by increasing assets under management and reducing expense ratios and the cost to the Fund if such services were provided directly by the Fund or other authorized persons. RMCI and RESRV will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from the Fund and an increase in the expense ratio for the Fund. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Distribution Plan will benefit the Fund and its shareholders.

     The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling, or distributing securities, although national and state chartered banks are permitted to purchase and sell securities upon the order and for the account of their customers. Those persons who wish to provide assistance in the form of activities not primarily intended to result in the sale of Fund shares (such as administrative and account maintenance services) may include banks, upon advice of counsel that they are permitted to do so under applicable laws and regulations, including the Glass-Steagall Act. In such event, no preference will be given to securities issued by such banks as investments and the assistance payments received by such banks under the Distribution Plan may or may not compensate the banks for their administrative and account maintenance services for which the banks may also receive compensation from the bank accounts they service. It is Fund management's position that payments to banks pursuant to the Distribution Plan for activities not primarily intended to result in the sale of Fund shares, such as administrative and account maintenance services, do not violate the Glass-Steagall Act. However, this is an unsettled area of the law and if a determination contrary to management's position is made by a bank regulatory agency or court concerning payments to banks contemplated by the Distribution Plan, any such payments will be terminated and any shares registered in the bank's name, for its underlying customer, will be registered in the name of that customer. Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as securities dealers in certain states.

     Under the Distribution Plan, the Fund's Controller or Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Distribution Plan the selection and nomination of the disinterested Trustees are at the discretion of the disinterested Trustees currently in office.

     The Distribution Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of a majority of the outstanding voting securities of each portfolio or by vote of the disinterested Trustees The Distribution Plan and related agreements may be renewed from year to year if approved by a vote of the majority of the Board of Trustees, and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Distribution Plan must be approved by a vote of the Board of Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

     The Securities and Exchange Commission had proposed to amend Rule 12b-1 under the Investment Company Act of 1940 in a manner which, among other things, would effectively prohibit the implementation of compensation plans or any other plans that do not tie payments by a fund to specific distribution activities. If such a proposal were implemented, the Board of Trustees would determine, at such time and in light of the existing circumstances, the appropriateness of continuing the Distribution Plan, recommending its modification or discontinuance, or taking any other action.

     Under the Service Plan, each Fund may pay brokers or other financial intermediaries a service fee at an annual rate of up to 0.25% of the average daily net asset value of such Fund's Class B, Class C, Class D and NITC shares and up to 0.35% of the average daily net asset value of the Treasurer's Trust shares owned by investors for which such broker or financial intermediary provides personal services, including maintaining shareholder accounts, responding to inquiries, providing information about investments and providing certain other services. Class A shares do not participate in the Service Plan.

Custodial Services and Independent Accountant. The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004 is Custodian of the Fund's securities and cash pursuant to a Custodian Agreement. The Bank of New York, 48 Wall Street, New York, NY 10015 is a Custodian for the Fund for limited purposes in connection with certain repurchase agreements. Coopers & Lybrand, L.L.P., 1301 Avenue of the Americas, New York, NY 10019 is the Fund's independent accountant.

             PORTFOLIO TURNOVER, TRANSACTION CHARGES AND ALLOCATION

     As investment securities transactions made by the Fund are normally principal transactions at net prices, the Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and aftermarket transactions with dealers involve a spread between the bid and asked prices.

     The Primary, Treasury and Government Funds' policy of investing in debt securities maturing within one year, and the Interstate Fund's policy of investing in debt securities maturing within 13 months, results in high portfolio turnover. However, because the cost of these transactions is minimal, high turnover does not have a material adverse effect upon the net asset value or yield of the Fund.

     Subject to the overall supervision of the officers of the Fund and the Board of Trustees, RMCI places all orders for the purchase and sale of the Fund's investment securities. In general, in the purchase and sale of investment securities RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Fund; however, any such sales will not be either a qualifying or disqualifying factor in the selection of brokers or dealers.

     When orders to purchase or sell the same security on identical terms are simultaneously placed for the Fund and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for each fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.


                         SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with any applicable state and Federal securities laws. These currently require that each class be preferred over all other classes in respect of assets specifically allocated to such class. It is anticipated that under most circumstances, the rights of any additional class would be comparable unless otherwise required to respond to the particular situation. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of their respective portfolios available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of another class of shares be insufficient to satisfy its liabilities, the assets of another class could be subjected to claims arising from the operations of the first class of shares. No changes can be made to the Fund's issued shares without shareholder approval.

     Each Fund share, when issued, is fully paid, nonassessable (except as set forth below), and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the respective Fund, equal rights to all dividends and other distributions from the Fund, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have noncumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees.

     Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the trust's obligations to third parties unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or trustee shall be personally liable for the Fund's, and each investment portfolio's, obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Regulations of the Securities and Exchange Commission provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Fund as a whole), each class will vote separately. Each class votes separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan of Distribution, and changes in the fundamental policies of the Fund. These items require approval by a majority of the affected shareholders. For this purpose a "majority" is constituted by either 50 percent of all shares voting as a group or 67 percent of the shares voted as a group at an annual meeting of shareholders at which at least 50 percent of the shares of each group are represented.

     As of November 30, 1997 no person was known by the Fund to own of record or beneficially 5% or more of the outstanding shares of the Funds.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

     Redemption payments will normally be made by check or wire transfer but the Fund is authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption net asset value is determined). The Fund has elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90 day period do not exceed the lesser of $250,000 or 1% of the net assets of the respective Fund. The election is irrevocable pursuant to rules and regulations under the Investment Company Act of 1940 unless withdrawal is permitted by order of the Securities and Exchange Commission. Redemptions in kind are further limited by the Fund's practice of holding instruments typically with a minimum value of $1,000,000 and its intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the net asset value of the redemption.

     IF SHARES OF THE FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH WILL GENERALLY BE UP TO 10 BUSINESS DAYS.

PURCHASES AND REDEMPTIONS THROUGH OTHERS. Share purchases and redemptions may also be made through brokers and financial institutions ("firms"). Firms may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Some of these firms participate in the Fund's Plan of Distribution ("Plan"). Under the Plan, payments are made to persons who provide assistance in distributing Fund shares or other assistance to the Fund.

NET ASSET VALUE. Shares are offered at their net asset value. The net asset value of the Fund is calculated at the close of each business day as defined in the Prospectus. The net asset value is not calculated on New Year's Day, Presidents' Day, Good Friday, Memorial Day observed, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on other days the New York Stock Exchange is closed for trading, and on certain regional banking holidays which may include Martin Luther King's Birthday and Columbus Day. The net asset value of each Fund is normally maintained at $1.00 per share. Each Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

     The net asset value per share of each Fund is determined by adding the value of all of the Fund's securities, cash and other assets, subtracting its liabilities, and dividing the result by the number of its shares outstanding. The Board of Trustees has determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a purchased security at cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium and accrual of interest income, irrespective of intervening changes in interest rates or security market values.

     In order to maintain a $1.00 share price the Fund will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risk. To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with which the Fund proposes to enter into repurchase agreements. In addition, such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Fund, to attempt to maintain its net asset value as computed for the purpose of sales and redemptions at $1.00 per share. Such procedures will include review by the Trustees, at such intervals as they may determine reasonable, to ascertain the extent of any difference in the net asset value of a Fund from $1.00 a share determined by valuing its assets at amortized cost as opposed to valuing them based on market factors. If the deviation exceeds 1/2 of one percent, the Trustees will promptly consider what action if any should be initiated. If they believe that the deviation may result in material dilution or other unfair results to shareholders, the Trustees have undertaken to apply appropriate corrective remedies which may include the sale of a Fund's assets prior to maturity to realize capital gains or losses or to shorten the average maturity of the Fund, withholding dividends, redemption of shares of the Fund in kind, or reverting to valuation based upon market prices and estimates.

SHAREHOLDER SERVICE POLICIES. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund further reserves the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Fund's standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Fund reserves the right to increase its minimum initial investment amount at any time.

CREDITING OF INVESTMENTS. The Fund will only give credit for investments in the Fund on the day they become available in federal funds which is normally within one or two days of receipt. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. For a Fed wire to receive same day credit, the Fund must be notified before 2:00 PM (New York time) (11:00 AM New York time for the Treasury and Interstate Funds) of the amount to be transmitted and the account to be credited. Shares of the Fund may be purchased by wire only.

     The Fund reserves the right to reject any investment in the Fund for any reason and may at any time suspend all new investment in the Fund.

     IF THE WIRE FOR PURCHASE OF SHARES IS NOT RECEIVED BY THE FUND, THE SHARE PURCHASE MAY BE CANCELED OR REDEEMED IMMEDIATELY. THE INVESTOR THAT GAVE NOTICE OF THE INTENDED WIRE WILL BE HELD FULLY RESPONSIBLE FOR ANY LOSSES INCURRED BY THE FUND, THE INVESTMENT ADVISER OR THE DISTRIBUTOR. THE FUND MAY REDEEM SHARES FROM ANY ACCOUNT REGISTERED IN THAT PURCHASER'S NAME AND APPLY THE PROCEEDS THEREFROM TO THE PAYMENT OF ANY AMOUNTS DUE THE FUND.

SHARE CERTIFICATES. Share certificates are not issued by the Trust.

                            DISTRIBUTIONS AND TAXES

     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 ("Code") so long as such qualification is in the best interests of shareholders. In order to qualify as a regulated investment company under the Code, each Fund must, among other things, in each fiscal year distribute at least 90 percent of its investment company taxable income (which includes, among other items, interest income and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income to shareholders; derive at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and meet certain diversification requirements.

     As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on the investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) that they distribute to shareholders. The Funds intend to distribute all of their investment company taxable income and net capital gains, if any, and, therefore, do not expect to pay federal income tax. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of each calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which they are received. Dividends paid out of a Fund's investment company taxable income will be taxable to shareholders as ordinary income. Because no portion of a Fund's income will be comprised of dividends from domestic corporations, none of the income distributions from a Fund will be eligible for the 70% deduction for dividends received by corporations. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable at the applicable mid-term or long-term capital gains rate, regardless of how long the shareholder has held the relevant Fund's shares, and are not eligible for the dividends-received deduction.

     Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares of a Fund held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

     Investments by a Fund in zero coupon or other discount securities (other than tax-exempt discount securities) will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

     Gains derived by a Fund from the disposition of any market discount bond (i.e., bonds purchased at other than original issue, where the face value of the bonds exceeds their purchase price), including tax-exempt market discount bonds, held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

     A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders generally are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.


     The Treasury Fund intends to invest only in U.S. Government securities that, in many states, provide interest income exempt from state and local income taxes, but may invest up to 5 percent of its assets in taxable repurchase agreements pending the investment of uninvested cash. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local taxing authority may currently or in the future seek to tax an investor on a portion of the interest income of an obligation held by the Treasury Fund.

     Dividends derived from investment company taxable income, including distributions from net realized short-term securities gains, paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at a rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to any U.S. withholding tax. However, such distributions may be subject to 31% backup withholding, as described in Prospectus, unless the foreign person certifies his non-U.S. residency status.

THE INTERSTATE FUND. The Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. To so qualify, at the close of each quarter of its taxable year, at least 50% of the value of its total assets must consist of Municipal Obligations. Properly designated exempt-interest dividends distributed to shareholders are not includable in the shareholder's gross income for federal income tax purposes. Distributions of net investment income received by the Fund from investments in debt securities other than Municipal Obligations and any net realized short-term capital gains distributed by the Fund will be taxable as ordinary income. Distributions of net long-term capital gains, if any, will be taxable at applicable mid-term or long-term capital gains rate, regardless of how long a shareholder has held the Fund's shares. Shareholders will be advised annually as to the federal income tax consequences of distributions made during the year.



     In the event the Fund should hold certain private activity bonds, shareholders must include as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in their federal alternative minimum taxable income for purposes of determining any liability for the alternative minimum tax applicable to individuals and corporations. Shareholders receiving Social Security and certain railroad retirement benefits should note that exempt-interest dividends will be taken into account in determining the taxability of such benefits.

     With respect to a shareholder who received exempt-interest dividends on shares held for less than six months, any loss on the sale or exchange of such shares will, to the extent of the amount of such exempt-interest dividends, be disallowed.

     A shareholder may not deduct that portion of interest in indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends (such as those of the Fund) which bears the same ratio to the total dividends (excluding capital gains dividends) received by the shareholder. In addition, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.

     Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user unless the person or his or her immediate family owns directly or indirectly in the aggregate more than 50% equity interest in the substantial user.


ALL FUNDS. Statements as to the tax status of each investor's dividends and other distributions will be mailed annually. The annual statements will set forth the dollar amount of income subject to federal tax. Distributions will be reported under more than one tax identification number only if a separate account is established for each number.

     Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. Shareholders are advised to consult with their tax advisers regarding the particular tax consequences to them of an investment in the Fund.

                                   FUND YIELD

     The current yield of a Fund may differ from its effective yield and annualized dividends.

     Current yield is calculated by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by a fraction having 365 in the numerator and the number of days in the base period in the denominator. The current yield stated in the prospectus utilizes a seven day base period. Net change in account value must reflect (i) the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares; and (ii) any recurring fees charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average or median account size. Net change in account value must exclude realized gains or losses and unrealized appreciation or depreciation.

     Effective yield is computed by adding one to current yield, raising the sum to a power equal to 365 divided by the number of days in the base period (seven days), and subtracting one from the result according to the following formula:
Effective Yield = [(Base Period Return +1) 365 /7] -1. Effective annual yields are a representation of the effective annual rate of return produced by the monthly compounding of Fund dividends.

     Yield information may be useful in reviewing the performance of the Fund, but because of fluctuations, it may or may not provide a basis for comparison with bank deposits, other money market funds or bank accounts which have fluctuating share values, or other investments which pay a fixed yield for a stated period of time, such as Treasury bills, bank certificates of deposit, savings certificates and NOW accounts. When making comparisons, the investor should also consider the quality and maturity of the portfolio securities of the various money market funds. An investor's principal is not guaranteed by the Fund, nor is it insured by a governmental agency.

                       RESERVE CASH PERFORMANCE ACCOUNT

     The Reserve Cash Performance ("CPA") and Reserve "CPA" Plus accounts provide a comprehensive package of additional services to investors in the Interstate Fund for an additional fee. Reserve CPA is a check arrangement with BankOne Columbus NA or the Chase Manhattan Bank whereby checks are issued to Reserve shareholders which may be used to redeem shares in the account in any amount. If a bank accepts a check, it will be paid in the order received by redemption of shares from the investor's Reserve account.

     Any check in an amount exceeding the Reserve account balance will be returned to the payee. Reserve CPA checks can be used in the same manner as any other bank checks. Paid checks will not be returned but complete information on such paid checks will be provided monthly. Reserve CPA Plus is a checking facility described above plus a VISA Gold debit card. The VISA card functions exactly as does a conventional VISA credit card except that the cardholder's Reserve account is automatically charged for all purchases and cash advances, thus eliminating the usual monthly finance charges. As with the checking facility, VISA charges are paid by liquidating shares in the Reserve Fund account, but any changes that exceed the balance will be rejected. VISA card issuance is subject to credit approval. Reserve, VISA or the bank may reject any application for checks or cards and may terminate an account at any time. Conditions for establishing a CPA or CPA Plus account may be altered or waived by the Funds either generally or in specific instances. The checks and VISA cards are intended to provide investors with easy access to their account balances.

     A Fund will charge a non-refundable annual CPA service fee (currently $60 which may be charged to the account at the rate of $5 monthly) and a transaction fee of $0.50 for each additional check in excess of five presented for payment within the statement period. Participants will also be charged for specific costs incurred in placing stop payment orders, obtaining check copies and in processing returned checks. The annual service fee and other charges may be changed at any time upon 30 days' notice. In addition, broker/dealers or other financial institutions in the CPA Program may charge their own service fees in addition to the annual fee.

     VISA cardholders may be liable for the unauthorized use of their card up to the amount set by the governing Federal regulations which is currently $50 if the Fund or the bank is not notified of the theft or loss within 2 business days. Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Gold card. If a card is lost or stolen, the CPA Plus participant should report the loss immediately by telephoning the issuing bank, currently BankOne at (614) 248-4242 which can be reached 24 hours a day, seven days a week or the Funds at (800) 631-7784 or (212) 977-9880 during normal business hours (9:00 A.M. to 5:00 P.M., New York time).

     The use of checks and cards by participants will be subject to the terms of your Reserve CPA Account Application and VISA Account Shareholder Agreements.

                         FINANCIAL STATEMENTS

Financial Statements (audited) for the Primary Institutional Fund for the fiscal year ended May 31, 1997, including notes thereto, are incorporated by reference in the Statement of Additional Information from the Registrant's Annual Report dated as of May 31, 1997 filed with the Securities and Exchange Commission on July 30, 1997.

     Financial Statements (unaudited) for the Primary Institutional Fund and the U.S. Government Institutional Fund for the six-month period ended November 30, 1997, including notes thereto, are incorporated by reference in the Statement of Additional Information from the Registrant's Semi-Annual Report dated as of November 30, 1997 filed with the Securities and Exchange Commission on January 28, 1998.

                                    RATINGS

     The following are the rating designations of short term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION

     A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

MOODY'S INVESTORS SERVICE, INC.

     Prime-1 (P1): Issuers rated P1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P1 repayment will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

DUFF & PHELPS CREDIT RATING CO.

     Duff-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Those issues determined to have the highest certainty of timely payment and whose safety is just below risk-free U.S. Treasury short-term obligations will be denoted with a plus (+) sign designation. Those issues determined to have a high certainty of timely payment and whose risk factors are very small will be denoted with a minus (-) sign designation.

IBCA LTD.

     A-1: Obligations supported a very strong capacity for timely repayment. Those obligations supported by the highest capacity for timely repayment will be denoted with a plus (+) sign designation.

FITCH INVESTORS SERVICE, INC.

     F-1: This designation indicates a very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1 +". Those issues determined to possess and exceptionally strong credit quality will be denoted with a plus (+) sign designation. Issues assigned the rating of F-1+ are regarded as having the strongest degree assurance for timely payment.

TAX-EXEMPT BOND RATINGS

     The highest ratings for municipal bonds are Aaa or Aa if rated by Moody's Investor Services, Inc. ("Moody's") and AAA or AA if rated by Standard & Poor's Corporation ("S&P"). Such bonds are judged to be of high quality and are not considered speculative. Bonds rated A by Moody's are considered to possess many favorable investment attributes and are to be considered as upper medium grade obligations. Such bonds have factors giving security to principal and interest that are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated A by S&P is considered to have a strong capacity to pay interest and repay principal although it is more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

TAX-EXEMPT PAPER RATINGS

     Moody's tax-exempt paper rating are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following two designations all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: MIG-1/VMIG-1, Best Quality and MIG-1/VMIG-1, High Quality. The designation of MIG-1/VMIG-1 indicates there is strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. The designation of MIG-2/VMIG-2 indicates margins of protection ample although not so large as in MIG-1/VMIG-1.

     Standard & Poor's tax-exempt paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The highest quality obligations are rated "A". Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with designations to indicate the relative degree of safety. The two top such designations are 1 and 2. The "A-1" designation indicates that the degree of safety regarding timely payment is strong. The "A-2" designation indicates that capacity for timely payment is satisfactory. Municipal note ratings by Standard & Poor's are preceded by the designation SP. Those issues determined to possess overwhelming safety characteristics are designated SP-1+. Municipal notes designated SP-1 are considered to have a very strong or strong capacity to pay principal and interest. Municipal notes designated SP-2 are considered to have a satisfactory capacity to pay principal and interest.

                           PART C.  OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS.

         (a)     FINANCIAL STATEMENTS

                 Part A--Financial Highlights

                 Part B--Financial Statements (audited) for the Primary
                         Institutional Fund for the fiscal year ended May 31, 1997, including notes thereto, are incorporated by reference in the Statement of Additional Information from the Registrant's Annual Report dated as of May 31, 1997 filed with the Securities and Exchange Commission on July 30, 1997.


                         Financial Statements (unaudited) for the Primary Institutional Fund and the U.S. Government Institutional Fund for the six-month period ended November 30, 1997, including notes thereto are incorporated by reference in the Statement of Additional Information from the Registrant's Semi-Annual Report dated November 30, 1997 filed with the Securities and Exchange Commission on January 28, 1998.


         (b)     EXHIBITS

             1. Declaration of Trust was filed as an exhibit to Registrant's Post-Effective Amendment No. 11 dated October 1, 1987.*

             2. By-Laws were filed as an exhibit to Registrant's Post-Effective Amendment No. 9 dated August 31, 1986. Amendment No. 1 filed as an exhibit to Post-Effective Amendment No. 15 dated September 28, 1990.*

             3.     Not Applicable

             4.     Not Applicable

             5. Investment Management Agreement dated as of December 18, 1996 filed as an exhibit to Post-Effective Amendment No. 27 dated December 31, 1996.*

             6. Distribution Agreement was filed as an exhibit to Post-Effective Amendment No. 9 dated August 31, 1986. Notice pursuant to such Agreement filed as an exhibit to Post-Effective Amendment No. 27 dated December 31, 1996.*

             7. Pension Plan of Reserve Management Corporation was filed as an exhibit to Post-Effective Amendment No. 32 of The Reserve Fund, File No. 811-2033; Amendments to Pension Plan filed as an exhibit to Post-Effective Amendment No. 45 of The Reserve Fund (File No. 811-2033) dated July 31, 1989.*

             8. Form of Custodian Agreement with Chemical Bank filed as an exhibit to Registrant's Post-Effective Amendment No. 1 dated July 29, 1982. Custodian Agreement with the Bank of New York filed as an exhibit to Post-Effective Amendment No. 19 dated May 28, 1992.*


             9.     Form of Service Plan.


            10. Opinion and Consent of Dechert Price & Rhoads filed as an exhibit to Post-Effective Amendment No. 27 dated December 31, 1996.*

            11.     Consent of Independent Certified Public Accountants.

            12.     Not Applicable

            13.     Not Applicable

            14.     Not Applicable



__________________________________
*           Incorporated by reference.

            15. Distribution Plan filed as an exhibit to Post-Effective Amendment No. 27 dated December 31, 1996.*

            16.     Not Applicable

            17.     Financial Data Schedule.


            18.     Form of Multi-Class Plan.


            19. Powers of Attorney for Edwin Ehlert, Jr., Henri W. Emmet and Donald J. Harrington filed as an exhibit to Post-Effective Amendment No. 29 dated November 18, 1997.*

ITEM 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

            Not applicable

ITEM 26.    NUMBER OF HOLDERS OF SECURITIES.

            As of November 30, 1997, there were 6 record holders of the Primary Institutional Fund Class A shares, 17 record holders of the Primary Institutional Fund Class B shares, 2,587 record holders of the Primary Institutional Fund Class C shares, and no record holders of Primary Institutional Fund Class D and Treasurer's Trust shares. On such date, there were 4 record holders of Class B shares of the U.S. Government Institutional Fund, and no record holders of U.S. Government Institutional Fund Class A, Class C, Class D and Treasurer's Trust shares. Also as of that date, there were no record holders of shares of any class of both the U. S. Treasury Institutional Fund and the Interstate Tax-Exempt Institutional
            Fund. Current Class C shareholders will be redesignated as Treasurer's Trust shareholders upon the effectiveness of this Registration Statement.

ITEM 27.    INDEMNIFICATION.

            Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust, investment management agreement or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.


ITEM 28.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Name                 Position with the Adviser            Other Businesses
----                 -------------------------            ----------------
Henry B.R. Brown     President, Treasurer and             President, Treasurer and
                     Director                             Director of Reserve
                                                          Management Corporation
                                                          of the same address as
                                                          the Trust; Director
                                                          and Treasurer of
                                                          Transfer Agent Inc., 5
                                                          Cornwall St., N.W.,
                                                          Leesburg, Virginia
                                                          22075.

Bruce R. Bent        Vice President, Secretary            Vice President, Secretary
                     and Director                         and Director of Reserve
                                                          Management Corporation and
                                                          Director of Resrv Partners,
                                                          Inc. both of the same
                                                          address as the Trust.

ITEM 29.  PRINCIPAL UNDERWRITERS

Resrv Partners, Inc., a principal underwriter of the Registrant, acts as principal underwriter to Reserve Fund, Reserve Tax-Exempt Trust, Reserve Institutional Trust, Reserve New York Tax-Exempt Trust and Reserve Private Equity Series.

Name and Principal               Positions and Offices             Positions and Offices
 Business Address              with Resrv Partners, Inc.              with Registrant
------------------             -------------------------           ---------------------
Bruce R. Bent                  Chairman and Director               President, Treasurer
810 Seventh Avenue                                                 & Trustee
New York, NY 10019

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS.

            All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 810 Seventh Avenue, New York, New York 10019 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.


ITEM 31.    NOT APPLICABLE

ITEM 32. The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director, if requested to do so by the holders of at least 10% of the Fund's outstanding shares, and that it will assist communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 31 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23th day of February, 1998.


                                        RESERVE INSTITUTIONAL TRUST



                                        By:         *
                                           --------------------------------
                                           Bruce R. Bent
                                           President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 has been signed below by the following persons in the capacities and on the date indicated.



           SIGNATURE                      TITLE                         DATE
           ---------                      -----                         ----


              *
---------------------------         Director and President             2/23/98
 Bruce R. Bent                      (principal executive, financial
                                    and accounting officer)



              *                     Director                           2/23/98
---------------------------
 Edwin Ehlert, Jr.

              *                     Director                           2/23/98
---------------------------
 Henri W. Emmet


              *                     Director                           2/23/98
---------------------------
 Donald J. Harrington, CM



*By:     /s/ Michelle L. Neufeld    Secretary                          2/23/98
         -------------------------
         Michelle L. Neufeld
         as Attorney-in-Fact

Exhibits
--------
          99.9    Form of Shareholder Service Plan

          99.11   Consent of Independent Certified Public Accountants

          99.18   Form of Multiple Class Plan

          99.27   Financial Data Schedules
                  27.1   Primary Institutional Fund
                  27.2   U.S. Government Institutional Fund